Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000089421
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	A
Trading Symbol	ABFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.95% (with sales charges) and 8.17% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	8.17%	10.66%	7.67%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	1.95%	9.35%	7.03%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,740,471
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 551,542
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000004802
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Advisor
Trading Symbol	ABLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 8.02% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	8.02%	10.49%	7.50%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,740,471
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 551,542
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000092338
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	C
Trading Symbol	ABCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.94%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.36% (with sales charges) and 7.36% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	7.36%	9.82%	6.87%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.36%	9.82%	6.87%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,740,471
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 551,542
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000002090
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor
Trading Symbol	AABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 8.22% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	8.22%	10.68%	7.69%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,740,471
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 551,542
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000002089
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	R5
Trading Symbol	AADBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.57% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	8.57%	11.02%	8.02%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,740,471
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 551,542
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000085576
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Y
Trading Symbol	ACBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.47% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%, the Bloomberg U.S. Aggregate Bond Index return of 6.16% and the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index) return of 9.28%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's equity portion was positive in seven of the eleven sectors where it invested, except within the Materials, Health Care, Consumer Staples and Real Estate sectors. The Fund's holdings in the Financials, Information Technology and Industrials sectors contributed meaningfully to the return of the Fund. The Fund’s fixed-income holdings contributed positively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	8.47%	10.93%	7.96%
S&P 500® Index TR	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)	9.28%	8.47%	6.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,740,471
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 551,542
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$108,740,471
# of Portfolio Holdings	372
Portfolio Turnover Rate	31%
Total Management Fees Paid	$551,542

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.7
U.S. Treasury Obligations	11.4
Corporate Obligations	11.0
U.S. Agency Mortgage-Backed Obligations	9.8
Investment Companies	5.1
Foreign Common Stocks	3.3
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Securities Lending Collateral	0.6
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.3
Materials	3.9
Consumer Staples	4.7
Communication Services	6.1
Utilities	6.1
Consumer Discretionary	9.5
Energy	9.8
Industrials	10.5
Health Care	12.3
Information Technology	13.7
Financials	21.1

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	2.0
U.S. Government Agency Obligations	2.2
Pharmaceuticals	2.6
Asset-Backed Obligations	2.7
Insurance	3.2
Computers	3.4
Banks	4.4
Electric	6.3
U.S. Agency Mortgage-Backed Obligations	26.3
U.S. Treasury Obligations	30.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.5
Alphabet, Inc., Class A	1.5
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.4
Bank of America Corp.	1.4
Carnival Corp.	1.3
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.3
American International Group, Inc.	1.3
F5, Inc.	1.1
Aptiv PLC	1.1
Medtronic PLC	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000206040
Shareholder Report [Line Items]
Fund Name	IMC International Small Cap Fund
Class Name	Investor
Trading Symbol	TIVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$154	1.32%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 32.30% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 22.58%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s strategy of “informed momentum” benefited from that shift in sentiment toward international markets, as well as continued strength within the Artificial Intelligence theme.

• The Fund's performance was positive in all sectors where it invested, except within the Consumer Staples, Communication Services, and Real Estate sectors. The Fund's holdings in the Industrials and Financials sectors contributed meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	32.30%	10.12%	6.59%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
MSCI® ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	7.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,605,795
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 705,177
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$129,605,795
# of Portfolio Holdings	151
Portfolio Turnover Rate	209%
Total Management Fees Paid	$705,177

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.6
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.6
Utilities	1.4
Communication Services	2.6
Energy	2.7
Health Care	4.2
Consumer Discretionary	9.4
Materials	11.9
Financials	13.0
Information Technology	22.1
Industrials	32.1

Top Ten Country Exposure - % Equities

Value	Value
Spain	2.5
Germany	3.3
Italy	3.9
Israel	4.8
China	6.9
Canada	9.8
Republic of Korea	9.9
Australia	10.9
Taiwan	12.2
Japan	15.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

King Slide Works Co. Ltd.	1.2
Medincell SA	1.1
HD Hyundai Electric Co. Ltd.	1.1
Chenbro Micom Co. Ltd.	1.1
Kandenko Co. Ltd.	1.1
Kioxia Holdings Corp.	1.0
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.0
Taiwan Union Technology Corp.	0.9
Bizlink Holding, Inc.	0.9
MPI Corp.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000206039
Shareholder Report [Line Items]
Fund Name	IMC International Small Cap Fund
Class Name	R5
Trading Symbol	TOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$107	0.91%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 32.90% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 22.58%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s strategy of “informed momentum” benefited from that shift in sentiment toward international markets, as well as continued strength within the Artificial Intelligence theme.

• The Fund's performance was positive in all sectors where it invested, except within the Consumer Staples, Communication Services, and Real Estate sectors. The Fund's holdings in the Industrials and Financials sectors contributed meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	32.90%	10.56%	6.86%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
MSCI® ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	7.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,605,795
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 705,177
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$129,605,795
# of Portfolio Holdings	151
Portfolio Turnover Rate	209%
Total Management Fees Paid	$705,177

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.6
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.6
Utilities	1.4
Communication Services	2.6
Energy	2.7
Health Care	4.2
Consumer Discretionary	9.4
Materials	11.9
Financials	13.0
Information Technology	22.1
Industrials	32.1

Top Ten Country Exposure - % Equities

Value	Value
Spain	2.5
Germany	3.3
Italy	3.9
Israel	4.8
China	6.9
Canada	9.8
Republic of Korea	9.9
Australia	10.9
Taiwan	12.2
Japan	15.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

King Slide Works Co. Ltd.	1.2
Medincell SA	1.1
HD Hyundai Electric Co. Ltd.	1.1
Chenbro Micom Co. Ltd.	1.1
Kandenko Co. Ltd.	1.1
Kioxia Holdings Corp.	1.0
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.0
Taiwan Union Technology Corp.	0.9
Bizlink Holding, Inc.	0.9
MPI Corp.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000206041
Shareholder Report [Line Items]
Fund Name	IMC International Small Cap Fund
Class Name	Y
Trading Symbol	TOVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$131	1.12%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 32.53% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 22.58%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s strategy of “informed momentum” benefited from that shift in sentiment toward international markets, as well as continued strength within the Artificial Intelligence theme.

• The Fund's performance was positive in all sectors where it invested, except within the Consumer Staples, Communication Services, and Real Estate sectors. The Fund's holdings in the Industrials and Financials sectors contributed meaningfully.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	32.53%	10.33%	6.73%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%
MSCI® ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	7.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,605,795
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 705,177
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$129,605,795
# of Portfolio Holdings	151
Portfolio Turnover Rate	209%
Total Management Fees Paid	$705,177

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.6
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	0.6
Utilities	1.4
Communication Services	2.6
Energy	2.7
Health Care	4.2
Consumer Discretionary	9.4
Materials	11.9
Financials	13.0
Information Technology	22.1
Industrials	32.1

Top Ten Country Exposure - % Equities

Value	Value
Spain	2.5
Germany	3.3
Italy	3.9
Israel	4.8
China	6.9
Canada	9.8
Republic of Korea	9.9
Australia	10.9
Taiwan	12.2
Japan	15.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

King Slide Works Co. Ltd.	1.2
Medincell SA	1.1
HD Hyundai Electric Co. Ltd.	1.1
Chenbro Micom Co. Ltd.	1.1
Kandenko Co. Ltd.	1.1
Kioxia Holdings Corp.	1.0
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.0
Taiwan Union Technology Corp.	0.9
Bizlink Holding, Inc.	0.9
MPI Corp.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000167880
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	Investor
Trading Symbol	GHQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 6.32% for the twelve months ended October 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.16%.

• The U.S. bond market delivered strong results for the twelve-month period as the Federal Reserve lowered the Federal Funds Rate four times, 1% in total, amid economic headwinds, including tariffs, a softening labor market and persistent inflation.

• The Fund’s long-duration positioning, relative to the Bloomberg US Aggregate Bond Index, and its overweighting to agency mortgage-backed securities contributed positively to performance.

• Underweight allocations to the credit sector and commercial mortgage-backed securities detracted from results as both segments performed well despite a slowing economy.

• Fund performance was further impacted negatively by its underweighting to the short end of the yield curve, which outperformed following Fed rate reductions.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg US Aggregate Bond Index
04/2016	$10,000	$10,000
04/2016	$9,947	$10,034
05/2016	$9,951	$10,036
06/2016	$10,083	$10,217
07/2016	$10,148	$10,281
08/2016	$10,153	$10,270
09/2016	$10,108	$10,264
10/2016	$10,024	$10,185
11/2016	$9,820	$9,944
12/2016	$9,836	$9,958
01/2017	$9,856	$9,978
02/2017	$9,927	$10,045
03/2017	$9,908	$10,039
04/2017	$9,969	$10,117
05/2017	$10,018	$10,195
06/2017	$10,028	$10,185
07/2017	$10,017	$10,228
08/2017	$10,098	$10,320
09/2017	$10,057	$10,271
10/2017	$10,066	$10,277
11/2017	$10,086	$10,264
12/2017	$10,126	$10,311
01/2018	$10,076	$10,192
02/2018	$10,035	$10,095
03/2018	$10,090	$10,160
04/2018	$10,083	$10,085
05/2018	$10,150	$10,157
06/2018	$10,155	$10,144
07/2018	$10,149	$10,147
08/2018	$10,184	$10,212
09/2018	$10,168	$10,146
10/2018	$10,103	$10,066
11/2018	$10,140	$10,126
12/2018	$10,177	$10,312
01/2019	$10,247	$10,422
02/2019	$10,255	$10,416
03/2019	$10,327	$10,615
04/2019	$10,336	$10,618
05/2019	$10,417	$10,807
06/2019	$10,446	$10,942
07/2019	$10,465	$10,966
08/2019	$10,587	$11,251
09/2019	$10,571	$11,191
10/2019	$10,587	$11,224
11/2019	$10,603	$11,219
12/2019	$10,586	$11,211
01/2020	$10,674	$11,427
02/2020	$10,741	$11,632
03/2020	$10,447	$11,564
04/2020	$10,717	$11,769
05/2020	$10,825	$11,824
06/2020	$10,920	$11,899
07/2020	$11,037	$12,076
08/2020	$11,002	$11,979
09/2020	$10,977	$11,972
10/2020	$10,963	$11,919
11/2020	$11,033	$12,036
12/2020	$11,043	$12,052
01/2021	$10,982	$11,966
02/2021	$10,935	$11,793
03/2021	$10,868	$11,646
04/2021	$10,901	$11,738
05/2021	$10,869	$11,776
06/2021	$10,859	$11,859
07/2021	$10,882	$11,992
08/2021	$10,872	$11,969
09/2021	$10,862	$11,865
10/2021	$10,841	$11,862
11/2021	$10,807	$11,897
12/2021	$10,796	$11,867
01/2022	$10,708	$11,611
02/2022	$10,632	$11,481
03/2022	$10,468	$11,162
04/2022	$10,176	$10,739
05/2022	$10,252	$10,808
06/2022	$10,138	$10,639
07/2022	$10,414	$10,898
08/2022	$10,066	$10,591
09/2022	$9,550	$10,133
10/2022	$9,380	$10,002
11/2022	$9,784	$10,370
12/2022	$9,729	$10,323
01/2023	$10,135	$10,640
02/2023	$9,820	$10,365
03/2023	$10,093	$10,629
04/2023	$10,139	$10,693
05/2023	$10,027	$10,576
06/2023	$9,983	$10,539
07/2023	$9,927	$10,531
08/2023	$9,826	$10,464
09/2023	$9,448	$10,198
10/2023	$9,231	$10,037
11/2023	$9,753	$10,492
12/2023	$10,220	$10,893
01/2024	$10,164	$10,864
02/2024	$9,993	$10,710
03/2024	$10,090	$10,809
04/2024	$9,728	$10,536
05/2024	$9,919	$10,715
06/2024	$10,075	$10,816
07/2024	$10,303	$11,069
08/2024	$10,521	$11,228
09/2024	$10,653	$11,378
10/2024	$10,274	$11,096
11/2024	$10,409	$11,213
12/2024	$10,159	$11,030
01/2025	$10,199	$11,088
02/2025	$10,479	$11,332
03/2025	$10,481	$11,336
04/2025	$10,545	$11,381
05/2025	$10,403	$11,299
06/2025	$10,612	$11,473
07/2025	$10,542	$11,443
08/2025	$10,694	$11,580
09/2025	$10,831	$11,706
10/2025	$10,923	$11,779

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/4/16)
Investor ClassFootnote Reference1	6.32%	(0.07)%	0.93%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.72%

Performance Inception Date	Apr. 04, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 332,707,144
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 816,320
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,707,144
# of Portfolio Holdings	28
Portfolio Turnover Rate	33%
Total Management Fees Paid	$816,320

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	48.8
U.S. Treasury Obligations	47.7
Corporate Obligations	3.5

Industry Allocation - % Investments

Value	Value
Media	1.6
Electric	1.9
U.S. Treasury Obligations	47.7
U.S. Agency Mortgage-Backed Obligations	48.8

Excludes cash.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	12.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	10.6
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	7.6
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	5.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.2
U.S. Treasury Bonds, 2.500%, Due 5/15/2046	5.1
U.S. Treasury Notes, 1.875%, Due 2/15/2032	4.5
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000167879
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	R5
Trading Symbol	GHQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 6.60% for the twelve months ended October 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.16%.

• The U.S. bond market delivered strong results for the twelve-month period as the Federal Reserve lowered the Federal Funds Rate four times, 1% in total, amid economic headwinds, including tariffs, a softening labor market and persistent inflation.

• The Fund’s long-duration positioning, relative to the Bloomberg US Aggregate Bond Index, and its overweighting to agency mortgage-backed securities contributed positively to performance.

• Underweight allocations to the credit sector and commercial mortgage-backed securities detracted from results as both segments performed well despite a slowing economy.

• Fund performance was further impacted negatively by its underweighting to the short end of the yield curve, which outperformed following Fed rate reductions.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg US Aggregate Bond Index
04/2016	$250,000	$250,000
04/2016	$248,686	$250,846
05/2016	$249,135	$250,910
06/2016	$252,291	$255,418
07/2016	$253,991	$257,033
08/2016	$254,185	$256,739
09/2016	$253,133	$256,589
10/2016	$250,858	$254,626
11/2016	$246,090	$248,603
12/2016	$246,318	$248,954
01/2017	$246,905	$249,442
02/2017	$249,001	$251,119
03/2017	$248,612	$250,987
04/2017	$250,205	$252,924
05/2017	$251,535	$254,871
06/2017	$251,845	$254,614
07/2017	$251,663	$255,710
08/2017	$253,771	$258,004
09/2017	$252,814	$256,775
10/2017	$253,140	$256,924
11/2017	$253,459	$256,594
12/2017	$254,811	$257,772
01/2018	$253,618	$254,803
02/2018	$252,671	$252,387
03/2018	$254,124	$254,006
04/2018	$253,770	$252,117
05/2018	$255,794	$253,916
06/2018	$256,000	$253,604
07/2018	$255,935	$253,664
08/2018	$256,902	$255,296
09/2018	$256,575	$253,652
10/2018	$255,015	$251,648
11/2018	$256,031	$253,150
12/2018	$257,055	$257,801
01/2019	$258,908	$260,539
02/2019	$259,179	$260,388
03/2019	$261,084	$265,387
04/2019	$261,386	$265,455
05/2019	$263,541	$270,168
06/2019	$264,354	$273,560
07/2019	$264,907	$274,162
08/2019	$268,086	$281,266
09/2019	$267,765	$279,768
10/2019	$268,267	$280,611
11/2019	$268,472	$280,468
12/2019	$268,408	$280,273
01/2020	$270,737	$285,666
02/2020	$272,510	$290,808
03/2020	$265,165	$289,096
04/2020	$272,331	$294,236
05/2020	$274,873	$295,605
06/2020	$277,376	$297,468
07/2020	$280,423	$301,911
08/2020	$279,638	$299,474
09/2020	$279,367	$299,310
10/2020	$278,815	$297,973
11/2020	$280,683	$300,897
12/2020	$281,023	$301,312
01/2021	$279,582	$299,151
02/2021	$278,452	$294,831
03/2021	$277,123	$291,150
04/2021	$277,779	$293,450
05/2021	$277,049	$294,409
06/2021	$276,884	$296,477
07/2021	$277,553	$299,792
08/2021	$277,385	$299,221
09/2021	$277,213	$296,631
10/2021	$276,469	$296,549
11/2021	$275,977	$297,426
12/2021	$275,779	$296,665
01/2022	$273,627	$290,274
02/2022	$271,482	$287,035
03/2022	$267,677	$279,061
04/2022	$260,301	$268,471
05/2022	$262,315	$270,202
06/2022	$259,495	$265,963
07/2022	$266,635	$272,462
08/2022	$257,818	$264,763
09/2022	$244,974	$253,324
10/2022	$240,419	$250,043
11/2022	$250,842	$259,238
12/2022	$249,214	$258,069
01/2023	$259,708	$266,008
02/2023	$251,692	$259,130
03/2023	$259,069	$265,713
04/2023	$260,073	$267,323
05/2023	$257,273	$264,412
06/2023	$256,508	$263,469
07/2023	$255,165	$263,286
08/2023	$252,642	$261,604
09/2023	$243,315	$254,956
10/2023	$237,824	$250,933
11/2023	$251,009	$262,296
12/2023	$263,112	$272,337
01/2024	$261,449	$271,589
02/2024	$256,154	$267,752
03/2024	$259,013	$270,224
04/2024	$250,088	$263,399
05/2024	$255,095	$267,864
06/2024	$259,495	$270,400
07/2024	$265,442	$276,716
08/2024	$270,850	$280,692
09/2024	$274,318	$284,451
10/2024	$264,940	$277,397
11/2024	$268,197	$280,329
12/2024	$261,838	$275,742
01/2025	$262,958	$277,205
02/2025	$270,267	$283,304
03/2025	$270,391	$283,410
04/2025	$272,116	$284,524
05/2025	$268,852	$282,487
06/2025	$274,042	$286,830
07/2025	$272,311	$286,074
08/2025	$276,320	$289,495
09/2025	$279,966	$292,653
10/2025	$282,430	$294,482

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/4/16)
Class R5Footnote Reference1	6.60%	0.26%	1.28%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.72%

Performance Inception Date	Apr. 04, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 332,707,144
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 816,320
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,707,144
# of Portfolio Holdings	28
Portfolio Turnover Rate	33%
Total Management Fees Paid	$816,320

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	48.8
U.S. Treasury Obligations	47.7
Corporate Obligations	3.5

Industry Allocation - % Investments

Value	Value
Media	1.6
Electric	1.9
U.S. Treasury Obligations	47.7
U.S. Agency Mortgage-Backed Obligations	48.8

Excludes cash.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	12.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	10.6
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	7.6
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	5.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.2
U.S. Treasury Bonds, 2.500%, Due 5/15/2046	5.1
U.S. Treasury Notes, 1.875%, Due 2/15/2032	4.5
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000211731
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	R6
Trading Symbol	GHQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 8.22% for the twelve months ended October 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.16%.

• The U.S. bond market delivered strong results for the twelve-month period as the Federal Reserve lowered the Federal Funds Rate four times, 1% in total, amid economic headwinds, including tariffs, a softening labor market and persistent inflation.

• The Fund’s long-duration positioning, relative to the Bloomberg US Aggregate Bond Index, and its overweighting to agency mortgage-backed securities contributed positively to performance.

• Underweight allocations to the credit sector and commercial mortgage-backed securities detracted from results as both segments performed well despite a slowing economy.

• Fund performance was further impacted negatively by its underweighting to the short end of the yield curve, which outperformed following Fed rate reductions.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	Bloomberg US Aggregate Bond Index
4/4/2016	$10,000	$10,000
4/30/2016	$9,947	$10,034
5/31/2016	$9,965	$10,036
6/30/2016	$10,092	$10,217
7/31/2016	$10,160	$10,281
8/31/2016	$10,167	$10,270
9/30/2016	$10,125	$10,264
10/31/2016	$10,034	$10,185
11/30/2016	$9,844	$9,944
12/31/2016	$9,853	$9,958
1/31/2017	$9,876	$9,978
2/28/2017	$9,960	$10,045
3/31/2017	$9,944	$10,039
4/30/2017	$10,008	$10,117
5/31/2017	$10,061	$10,195
6/30/2017	$10,074	$10,185
7/31/2017	$10,067	$10,228
8/31/2017	$10,151	$10,320
9/30/2017	$10,113	$10,271
10/31/2017	$10,126	$10,277
11/30/2017	$10,138	$10,264
12/31/2017	$10,192	$10,311
1/31/2018	$10,145	$10,192
2/28/2018	$10,107	$10,095
3/31/2018	$10,165	$10,160
4/30/2018	$10,151	$10,085
5/31/2018	$10,232	$10,157
6/30/2018	$10,240	$10,144
7/31/2018	$10,237	$10,147
8/31/2018	$10,276	$10,212
9/30/2018	$10,263	$10,146
10/31/2018	$10,201	$10,066
11/30/2018	$10,241	$10,126
12/31/2018	$10,282	$10,312
1/31/2019	$10,356	$10,422
2/28/2019	$10,367	$10,416
3/31/2019	$10,444	$10,615
4/30/2019	$10,456	$10,618
5/31/2019	$10,532	$10,807
6/30/2019	$10,576	$10,942
7/31/2019	$10,598	$10,966
8/31/2019	$10,715	$11,251
9/30/2019	$10,704	$11,191
10/31/2019	$10,724	$11,224
11/30/2019	$10,743	$11,219
12/31/2019	$10,730	$11,211
1/31/2020	$10,824	$11,427
2/29/2020	$10,895	$11,632
3/31/2020	$10,612	$11,564
4/30/2020	$10,889	$11,769
5/31/2020	$11,001	$11,824
6/30/2020	$11,091	$11,899
7/31/2020	$11,213	$12,076
8/31/2020	$11,182	$11,979
9/30/2020	$11,172	$11,972
10/31/2020	$11,150	$11,919
11/30/2020	$11,225	$12,036
12/31/2020	$11,250	$12,052
1/31/2021	$11,193	$11,966
2/28/2021	$11,137	$11,793
3/31/2021	$11,084	$11,646
4/30/2021	$11,122	$11,738
5/31/2021	$11,093	$11,776
6/30/2021	$11,087	$11,859
7/31/2021	$11,114	$11,992
8/31/2021	$11,107	$11,969
9/30/2021	$11,090	$11,865
10/31/2021	$11,071	$11,862
11/30/2021	$11,053	$11,897
12/31/2021	$11,034	$11,867
1/31/2022	$10,948	$11,611
2/28/2022	$10,874	$11,481
3/31/2022	$10,710	$11,162
4/30/2022	$10,427	$10,739
5/31/2022	$10,496	$10,808
6/30/2022	$10,384	$10,639
7/31/2022	$10,670	$10,898
8/31/2022	$10,317	$10,591
9/30/2022	$9,803	$10,133
10/31/2022	$9,621	$10,002
11/30/2022	$10,038	$10,370
12/31/2022	$9,985	$10,323
1/31/2023	$10,406	$10,640
2/28/2023	$10,085	$10,365
3/31/2023	$10,369	$10,629
4/30/2023	$10,421	$10,693
5/31/2023	$10,309	$10,576
6/30/2023	$10,267	$10,539
7/31/2023	$10,214	$10,531
8/31/2023	$10,113	$10,464
9/30/2023	$9,727	$10,198
10/31/2023	$9,508	$10,037
11/30/2023	$10,048	$10,492
12/31/2023	$10,534	$10,893
1/31/2024	$10,479	$10,864
2/29/2024	$10,268	$10,710
3/31/2024	$10,370	$10,809
4/30/2024	$10,001	$10,536
5/31/2024	$10,202	$10,715
6/30/2024	$10,378	$10,816
7/31/2024	$10,605	$11,069
8/31/2024	$10,834	$11,228
9/30/2024	$10,973	$11,378
10/31/2024	$10,598	$11,096
11/30/2024	$10,729	$11,213
12/31/2024	$10,474	$11,030
1/31/2025	$10,519	$11,088
2/28/2025	$10,813	$11,332
3/31/2025	$10,818	$11,336
4/30/2025	$10,887	$11,381
5/31/2025	$10,757	$11,299
6/30/2025	$10,965	$11,473
7/31/2025	$11,061	$11,443
8/31/2025	$11,210	$11,580
9/30/2025	$11,370	$11,706
10/31/2025	$11,469	$11,779

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/4/16)
R6 ClassFootnote Reference1	8.22%	0.57%	1.44%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.72%

Performance Inception Date	Apr. 04, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 332,707,144
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 816,320
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,707,144
# of Portfolio Holdings	28
Portfolio Turnover Rate	33%
Total Management Fees Paid	$816,320

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	48.8
U.S. Treasury Obligations	47.7
Corporate Obligations	3.5

Industry Allocation - % Investments

Value	Value
Media	1.6
Electric	1.9
U.S. Treasury Obligations	47.7
U.S. Agency Mortgage-Backed Obligations	48.8

Excludes cash.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	12.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	10.6
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	7.6
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	5.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.2
U.S. Treasury Bonds, 2.500%, Due 5/15/2046	5.1
U.S. Treasury Notes, 1.875%, Due 2/15/2032	4.5
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000167881
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	Y
Trading Symbol	GHQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.67% for the twelve months ended October 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.16%.

• The U.S. bond market delivered strong results for the twelve-month period as the Federal Reserve lowered the Federal Funds Rate four times, 1% in total, amid economic headwinds, including tariffs, a softening labor market and persistent inflation.

• The Fund’s long-duration positioning, relative to the Bloomberg US Aggregate Bond Index, and its overweighting to agency mortgage-backed securities contributed positively to performance.

• Underweight allocations to the credit sector and commercial mortgage-backed securities detracted from results as both segments performed well despite a slowing economy.

• Fund performance was further impacted negatively by its underweighting to the short end of the yield curve, which outperformed following Fed rate reductions.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
04/2016	$100,000	$100,000
04/2016	$99,450	$100,338
05/2016	$99,642	$100,364
06/2016	$100,896	$102,167
07/2016	$101,567	$102,813
08/2016	$101,535	$102,696
09/2016	$101,108	$102,636
10/2016	$100,290	$101,850
11/2016	$98,375	$99,441
12/2016	$98,457	$99,582
01/2017	$98,683	$99,777
02/2017	$99,513	$100,448
03/2017	$99,350	$100,395
04/2017	$99,877	$101,170
05/2017	$100,399	$101,948
06/2017	$100,616	$101,846
07/2017	$100,535	$102,284
08/2017	$101,369	$103,201
09/2017	$100,876	$102,710
10/2017	$100,998	$102,769
11/2017	$101,219	$102,638
12/2017	$101,648	$103,109
01/2018	$101,163	$101,921
02/2018	$100,777	$100,955
03/2018	$101,451	$101,602
04/2018	$101,301	$100,847
05/2018	$101,998	$101,566
06/2018	$102,072	$101,442
07/2018	$102,037	$101,466
08/2018	$102,414	$102,119
09/2018	$102,275	$101,461
10/2018	$101,748	$100,659
11/2018	$102,145	$101,260
12/2018	$102,544	$103,120
01/2019	$103,170	$104,215
02/2019	$103,375	$104,155
03/2019	$104,126	$106,155
04/2019	$104,238	$106,182
05/2019	$104,983	$108,067
06/2019	$105,404	$109,424
07/2019	$105,615	$109,665
08/2019	$106,873	$112,506
09/2019	$106,736	$111,907
10/2019	$106,927	$112,244
11/2019	$107,001	$112,187
12/2019	$106,966	$112,109
01/2020	$107,885	$114,266
02/2020	$108,584	$116,323
03/2020	$105,649	$115,639
04/2020	$108,493	$117,694
05/2020	$109,496	$118,242
06/2020	$110,483	$118,987
07/2020	$111,687	$120,764
08/2020	$111,366	$119,790
09/2020	$111,249	$119,724
10/2020	$111,020	$119,189
11/2020	$111,755	$120,359
12/2020	$111,881	$120,525
01/2021	$111,299	$119,660
02/2021	$110,841	$117,933
03/2021	$110,307	$116,460
04/2021	$110,563	$117,380
05/2021	$110,267	$117,763
06/2021	$110,306	$118,591
07/2021	$110,567	$119,917
08/2021	$110,383	$119,689
09/2021	$110,309	$118,652
10/2021	$110,119	$118,620
11/2021	$109,918	$118,970
12/2021	$109,721	$118,666
01/2022	$108,859	$116,110
02/2022	$108,114	$114,814
03/2022	$106,483	$111,624
04/2022	$103,544	$107,388
05/2022	$104,450	$108,081
06/2022	$103,210	$106,385
07/2022	$105,983	$108,985
08/2022	$102,469	$105,905
09/2022	$97,240	$101,329
10/2022	$95,536	$100,017
11/2022	$99,677	$103,695
12/2022	$99,138	$103,227
01/2023	$103,314	$106,403
02/2023	$100,122	$103,652
03/2023	$102,936	$106,285
04/2023	$103,323	$106,929
05/2023	$102,321	$105,765
06/2023	$101,779	$105,388
07/2023	$101,356	$105,314
08/2023	$100,348	$104,642
09/2023	$96,516	$101,982
10/2023	$94,328	$100,373
11/2023	$99,685	$104,919
12/2023	$104,490	$108,935
01/2024	$103,942	$108,636
02/2024	$101,832	$107,101
03/2024	$102,843	$108,090
04/2024	$99,288	$105,360
05/2024	$101,153	$107,146
06/2024	$102,896	$108,160
07/2024	$105,253	$110,686
08/2024	$107,277	$112,277
09/2024	$108,649	$113,780
10/2024	$104,916	$110,959
11/2024	$106,326	$112,132
12/2024	$103,792	$110,297
01/2025	$104,231	$110,882
02/2025	$107,129	$113,321
03/2025	$107,173	$113,364
04/2025	$107,852	$113,810
05/2025	$106,549	$112,995
06/2025	$108,604	$114,732
07/2025	$107,911	$114,430
08/2025	$109,497	$115,798
09/2025	$110,939	$117,061
10/2025	$111,911	$117,793

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/4/16)
Class YFootnote Reference1	6.67%	0.16%	1.18%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.72%

Performance Inception Date	Apr. 04, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 332,707,144
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 816,320
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,707,144
# of Portfolio Holdings	28
Portfolio Turnover Rate	33%
Total Management Fees Paid	$816,320

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	48.8
U.S. Treasury Obligations	47.7
Corporate Obligations	3.5

Industry Allocation - % Investments

Value	Value
Media	1.6
Electric	1.9
U.S. Treasury Obligations	47.7
U.S. Agency Mortgage-Backed Obligations	48.8

Excludes cash.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	12.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	10.6
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	7.6
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	5.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.2
U.S. Treasury Bonds, 2.500%, Due 5/15/2046	5.1
U.S. Treasury Notes, 1.875%, Due 2/15/2032	4.5
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
C000089428
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	A
Trading Symbol	AIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.22%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 17.01% (with sales charges) and 24.12% (without sales charges) for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	24.12%	14.48%	6.35%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	17.01%	13.13%	5.72%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,382,161
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 3,425,099
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000004786
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Advisor
Trading Symbol	AAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$143	1.27%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 24.06% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	24.06%	14.40%	6.28%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,382,161
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 3,425,099
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000092345
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	C
Trading Symbol	AILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.01%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 22.13% (with sales charges) and 23.13% (without sales charges) for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	23.13%	13.59%	5.54%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	22.13%	13.59%	5.54%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,382,161
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 3,425,099
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000004785
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Investor
Trading Symbol	AAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$125	1.11%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 24.28% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	24.28%	14.57%	6.41%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,382,161
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 3,425,099
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000004784
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R5
Trading Symbol	AAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 24.70% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	24.70%	14.94%	6.77%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,382,161
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 3,425,099
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000185593
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R6
Trading Symbol	AAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 24.78% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	24.78%	15.02%	6.84%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,382,161
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 3,425,099
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000079124
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Y
Trading Symbol	ABEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 24.56% for the twelve months ended October 31, 2025, compared to the MSCI® EAFE Index (Net) return of 23.03%.

• The international equity markets rallied as valuations rose with flows increasing into non-US markets while the dollar weakened and monetary policy eased.

• The Fund’s focus on value stocks through a bottom-up approach and diversification through its multi-manager strategy provided strong returns during the period.

• The Fund's holdings in all sectors contributed to performance. Securities in the Financials, Industrials and Information Technology sectors contributed the most to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	24.56%	14.86%	6.69%
MSCI® EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,382,161
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 3,425,099
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,382,161
# of Portfolio Holdings	162
Portfolio Turnover Rate	49%
Total Management Fees Paid	$3,425,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.1
Common Stocks	9.7
Investment Companies	2.8
Foreign Preferred Stocks	0.3
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.8
Utilities	2.3
Communication Services	2.3
Energy	3.3
Materials	7.3
Consumer Staples	9.0
Information Technology	11.5
Health Care	12.4
Consumer Discretionary	13.5
Financials	17.5
Industrials	20.1

Top Ten Country Exposure - % Equities

Value	Value
Canada	2.5
Spain	2.8
China	2.9
Republic of Korea	5.2
Netherlands	6.6
Germany	9.2
United States	10.0
Japan	11.8
France	16.8
United Kingdom	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.9
AstraZeneca PLC	2.7
Alstom SA	2.4
Reckitt Benckiser Group PLC	2.1
Barclays PLC	2.1
GSK PLC	1.9
Kering SA	1.8
Societe Generale SA	1.6
Roche Holding AG	1.5
Prudential PLC	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000089422
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	A
Trading Symbol	ALVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.49% (with sales charges) and 8.73% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$9,424	$10,000	$10,000
11/2015	$9,453	$10,030	$10,038
12/2015	$9,078	$9,872	$9,822
01/2016	$8,519	$9,382	$9,315
02/2016	$8,403	$9,369	$9,312
03/2016	$9,006	$10,005	$9,983
04/2016	$9,262	$10,043	$10,193
05/2016	$9,286	$10,224	$10,351
06/2016	$9,146	$10,250	$10,441
07/2016	$9,498	$10,628	$10,744
08/2016	$9,682	$10,643	$10,827
09/2016	$9,662	$10,645	$10,804
10/2016	$9,550	$10,451	$10,637
11/2016	$10,305	$10,838	$11,245
12/2016	$10,493	$11,052	$11,526
01/2017	$10,571	$11,262	$11,608
02/2017	$10,895	$11,709	$12,025
03/2017	$10,867	$11,723	$11,902
04/2017	$10,895	$11,843	$11,880
05/2017	$10,908	$12,010	$11,868
06/2017	$11,167	$12,085	$12,062
07/2017	$11,261	$12,333	$12,223
08/2017	$11,138	$12,371	$12,080
09/2017	$11,619	$12,626	$12,438
10/2017	$11,754	$12,921	$12,528
11/2017	$11,993	$13,317	$12,912
12/2017	$12,241	$13,465	$13,101
01/2018	$12,891	$14,236	$13,607
02/2018	$12,163	$13,711	$12,957
03/2018	$11,889	$13,363	$12,729
04/2018	$12,008	$13,414	$12,771
05/2018	$12,081	$13,737	$12,847
06/2018	$12,145	$13,822	$12,879
07/2018	$12,694	$14,336	$13,389
08/2018	$12,767	$14,803	$13,587
09/2018	$12,790	$14,887	$13,614
10/2018	$11,898	$13,870	$12,909
11/2018	$12,058	$14,153	$13,294
12/2018	$10,735	$12,765	$12,018
01/2019	$11,824	$13,906	$12,953
02/2019	$12,185	$14,353	$13,367
03/2019	$12,175	$14,632	$13,452
04/2019	$12,754	$15,224	$13,929
05/2019	$11,788	$14,257	$13,033
06/2019	$12,688	$15,262	$13,969
07/2019	$12,805	$15,481	$14,085
08/2019	$12,378	$15,236	$13,671
09/2019	$12,820	$15,521	$14,158
10/2019	$13,049	$15,857	$14,356
11/2019	$13,482	$16,433	$14,800
12/2019	$13,866	$16,928	$15,207
01/2020	$13,360	$16,922	$14,880
02/2020	$12,032	$15,529	$13,439
03/2020	$9,675	$13,611	$11,142
04/2020	$10,823	$15,356	$12,395
05/2020	$11,312	$16,087	$12,820
06/2020	$11,363	$16,407	$12,735
07/2020	$11,734	$17,332	$13,238
08/2020	$12,207	$18,578	$13,785
09/2020	$11,830	$17,872	$13,447
10/2020	$11,790	$17,397	$13,270
11/2020	$13,669	$19,301	$15,055
12/2020	$14,268	$20,043	$15,632
01/2021	$14,124	$19,841	$15,489
02/2021	$15,258	$20,388	$16,425
03/2021	$16,208	$21,281	$17,392
04/2021	$16,923	$22,416	$18,087
05/2021	$17,395	$22,573	$18,509
06/2021	$17,139	$23,100	$18,297
07/2021	$17,139	$23,649	$18,444
08/2021	$17,473	$24,368	$18,809
09/2021	$16,936	$23,234	$18,155
10/2021	$17,939	$24,862	$19,077
11/2021	$17,198	$24,690	$18,404
12/2021	$18,204	$25,797	$19,565
01/2022	$18,057	$24,462	$19,110
02/2022	$17,747	$23,729	$18,888
03/2022	$18,079	$24,610	$19,421
04/2022	$16,898	$22,464	$18,326
05/2022	$17,599	$22,505	$18,682
06/2022	$15,902	$20,648	$17,050
07/2022	$17,024	$22,552	$18,180
08/2022	$16,610	$21,632	$17,639
09/2022	$15,039	$19,640	$16,092
10/2022	$16,869	$21,230	$17,742
11/2022	$17,916	$22,416	$18,850
12/2022	$17,196	$21,125	$18,091
01/2023	$18,236	$22,452	$19,028
02/2023	$17,548	$21,904	$18,357
03/2023	$17,179	$22,708	$18,273
04/2023	$17,448	$23,063	$18,548
05/2023	$16,793	$23,163	$17,833
06/2023	$17,943	$24,693	$19,017
07/2023	$18,756	$25,487	$19,686
08/2023	$18,286	$25,081	$19,154
09/2023	$17,649	$23,885	$18,415
10/2023	$17,171	$23,383	$17,766
11/2023	$18,387	$25,518	$19,106
12/2023	$19,440	$26,678	$20,164
01/2024	$19,565	$27,126	$20,185
02/2024	$20,222	$28,574	$20,930
03/2024	$21,341	$29,494	$21,976
04/2024	$20,462	$28,289	$21,037
05/2024	$21,172	$29,692	$21,704
06/2024	$20,994	$30,757	$21,500
07/2024	$21,998	$31,132	$22,599
08/2024	$22,495	$31,887	$23,205
09/2024	$22,664	$32,568	$23,528
10/2024	$22,584	$32,272	$23,269
11/2024	$23,739	$34,167	$24,755
12/2024	$22,320	$33,352	$23,061
01/2025	$23,198	$34,281	$24,129
02/2025	$23,321	$33,834	$24,227
03/2025	$22,606	$31,928	$23,554
04/2025	$21,830	$31,711	$22,836
05/2025	$22,647	$33,707	$23,638
06/2025	$23,494	$35,421	$24,446
07/2025	$23,474	$36,216	$24,586
08/2025	$24,505	$36,950	$25,370
09/2025	$24,750	$38,299	$25,749
10/2025	$24,556	$39,196	$25,863

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	8.73%	15.80%	10.05%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	2.49%	14.44%	9.40%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,357,783,981
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 18,752,739
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000004803
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Advisor
Trading Symbol	AVASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 8.66% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Advisor	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,027	$10,030	$10,038
12/2015	$9,633	$9,872	$9,822
01/2016	$9,038	$9,382	$9,315
02/2016	$8,915	$9,369	$9,312
03/2016	$9,552	$10,005	$9,983
04/2016	$9,824	$10,043	$10,193
05/2016	$9,850	$10,224	$10,351
06/2016	$9,697	$10,250	$10,441
07/2016	$10,070	$10,628	$10,744
08/2016	$10,266	$10,643	$10,827
09/2016	$10,240	$10,645	$10,804
10/2016	$10,121	$10,451	$10,637
11/2016	$10,925	$10,838	$11,245
12/2016	$11,119	$11,052	$11,526
01/2017	$11,202	$11,262	$11,608
02/2017	$11,543	$11,709	$12,025
03/2017	$11,512	$11,723	$11,902
04/2017	$11,543	$11,843	$11,880
05/2017	$11,556	$12,010	$11,868
06/2017	$11,830	$12,085	$12,062
07/2017	$11,926	$12,333	$12,223
08/2017	$11,796	$12,371	$12,080
09/2017	$12,306	$12,626	$12,438
10/2017	$12,450	$12,921	$12,528
11/2017	$12,699	$13,317	$12,912
12/2017	$12,957	$13,465	$13,101
01/2018	$13,641	$14,236	$13,607
02/2018	$12,870	$13,711	$12,957
03/2018	$12,579	$13,363	$12,729
04/2018	$12,705	$13,414	$12,771
05/2018	$12,783	$13,737	$12,847
06/2018	$12,846	$13,822	$12,879
07/2018	$13,422	$14,336	$13,389
08/2018	$13,500	$14,803	$13,587
09/2018	$13,524	$14,887	$13,614
10/2018	$12,579	$13,870	$12,909
11/2018	$12,749	$14,153	$13,294
12/2018	$11,349	$12,765	$12,018
01/2019	$12,493	$13,906	$12,953
02/2019	$12,880	$14,353	$13,367
03/2019	$12,863	$14,632	$13,452
04/2019	$13,475	$15,224	$13,929
05/2019	$12,455	$14,257	$13,033
06/2019	$13,406	$15,262	$13,969
07/2019	$13,529	$15,481	$14,085
08/2019	$13,073	$15,236	$13,671
09/2019	$13,540	$15,521	$14,158
10/2019	$13,782	$15,857	$14,356
11/2019	$14,243	$16,433	$14,800
12/2019	$14,642	$16,928	$15,207
01/2020	$14,108	$16,922	$14,880
02/2020	$12,707	$15,529	$13,439
03/2020	$10,214	$13,611	$11,142
04/2020	$11,431	$15,356	$12,395
05/2020	$11,941	$16,087	$12,820
06/2020	$12,001	$16,407	$12,735
07/2020	$12,386	$17,332	$13,238
08/2020	$12,885	$18,578	$13,785
09/2020	$12,487	$17,872	$13,447
10/2020	$12,446	$17,397	$13,270
11/2020	$14,428	$19,301	$15,055
12/2020	$15,055	$20,043	$15,632
01/2021	$14,903	$19,841	$15,489
02/2021	$16,092	$20,388	$16,425
03/2021	$17,101	$21,281	$17,392
04/2021	$17,854	$22,416	$18,087
05/2021	$18,351	$22,573	$18,509
06/2021	$18,075	$23,100	$18,297
07/2021	$18,075	$23,649	$18,444
08/2021	$18,427	$24,368	$18,809
09/2021	$17,847	$23,234	$18,155
10/2021	$18,904	$24,862	$19,077
11/2021	$18,116	$24,690	$18,404
12/2021	$19,177	$25,797	$19,565
01/2022	$19,013	$24,462	$19,110
02/2022	$18,694	$23,729	$18,888
03/2022	$19,029	$24,610	$19,421
04/2022	$17,784	$22,464	$18,326
05/2022	$18,523	$22,505	$18,682
06/2022	$16,734	$20,648	$17,050
07/2022	$17,909	$22,552	$18,180
08/2022	$17,473	$21,632	$17,639
09/2022	$15,808	$19,640	$16,092
10/2022	$17,737	$21,230	$17,742
11/2022	$18,834	$22,416	$18,850
12/2022	$18,081	$21,125	$18,091
01/2023	$19,174	$22,452	$19,028
02/2023	$18,443	$21,904	$18,357
03/2023	$18,055	$22,708	$18,273
04/2023	$18,337	$23,063	$18,548
05/2023	$17,649	$23,163	$17,833
06/2023	$18,857	$24,693	$19,017
07/2023	$19,703	$25,487	$19,686
08/2023	$19,210	$25,081	$19,154
09/2023	$18,540	$23,885	$18,415
10/2023	$18,037	$23,383	$17,766
11/2023	$19,307	$25,518	$19,106
12/2023	$20,407	$26,678	$20,164
01/2024	$20,538	$27,126	$20,185
02/2024	$21,228	$28,574	$20,930
03/2024	$22,393	$29,494	$21,976
04/2024	$21,470	$28,289	$21,037
05/2024	$22,216	$29,692	$21,704
06/2024	$22,029	$30,757	$21,500
07/2024	$23,074	$31,132	$22,599
08/2024	$23,596	$31,887	$23,205
09/2024	$23,773	$32,568	$23,528
10/2024	$23,680	$32,272	$23,269
11/2024	$24,892	$34,167	$24,755
12/2024	$23,401	$33,352	$23,061
01/2025	$24,320	$34,281	$24,129
02/2025	$24,449	$33,834	$24,227
03/2025	$23,701	$31,928	$23,554
04/2025	$22,878	$31,711	$22,836
05/2025	$23,733	$33,707	$23,638
06/2025	$24,619	$35,421	$24,446
07/2025	$24,609	$36,216	$24,586
08/2025	$25,677	$36,950	$25,370
09/2025	$25,934	$38,299	$25,749
10/2025	$25,731	$39,196	$25,863

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	8.66%	15.63%	9.91%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,357,783,981
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 18,752,739
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000092339
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	C
Trading Symbol	ALVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.94% (with sales charges) and 7.94% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,023	$10,030	$10,038
12/2015	$9,620	$9,872	$9,822
01/2016	$9,023	$9,382	$9,315
02/2016	$8,895	$9,369	$9,312
03/2016	$9,526	$10,005	$9,983
04/2016	$9,791	$10,043	$10,193
05/2016	$9,808	$10,224	$10,351
06/2016	$9,654	$10,250	$10,441
07/2016	$10,021	$10,628	$10,744
08/2016	$10,208	$10,643	$10,827
09/2016	$10,179	$10,645	$10,804
10/2016	$10,051	$10,451	$10,637
11/2016	$10,844	$10,838	$11,245
12/2016	$11,032	$11,052	$11,526
01/2017	$11,110	$11,262	$11,608
02/2017	$11,441	$11,709	$12,025
03/2017	$11,406	$11,723	$11,902
04/2017	$11,428	$11,843	$11,880
05/2017	$11,436	$12,010	$11,868
06/2017	$11,697	$12,085	$12,062
07/2017	$11,789	$12,333	$12,223
08/2017	$11,658	$12,371	$12,080
09/2017	$12,154	$12,626	$12,438
10/2017	$12,288	$12,921	$12,528
11/2017	$12,528	$13,317	$12,912
12/2017	$12,786	$13,465	$13,101
01/2018	$13,459	$14,236	$13,607
02/2018	$12,690	$13,711	$12,957
03/2018	$12,401	$13,363	$12,729
04/2018	$12,517	$13,414	$12,771
05/2018	$12,589	$13,737	$12,847
06/2018	$12,647	$13,822	$12,879
07/2018	$13,209	$14,336	$13,389
08/2018	$13,276	$14,803	$13,587
09/2018	$13,296	$14,887	$13,614
10/2018	$12,358	$13,870	$12,909
11/2018	$12,517	$14,153	$13,294
12/2018	$11,139	$12,765	$12,018
01/2019	$12,256	$13,906	$12,953
02/2019	$12,627	$14,353	$13,367
03/2019	$12,606	$14,632	$13,452
04/2019	$13,204	$15,224	$13,929
05/2019	$12,198	$14,257	$13,033
06/2019	$13,114	$15,262	$13,969
07/2019	$13,236	$15,481	$14,085
08/2019	$12,780	$15,236	$13,671
09/2019	$13,230	$15,521	$14,158
10/2019	$13,463	$15,857	$14,356
11/2019	$13,903	$16,433	$14,800
12/2019	$14,290	$16,928	$15,207
01/2020	$13,760	$16,922	$14,880
02/2020	$12,385	$15,529	$13,439
03/2020	$9,956	$13,611	$11,142
04/2020	$11,133	$15,356	$12,395
05/2020	$11,622	$16,087	$12,820
06/2020	$11,674	$16,407	$12,735
07/2020	$12,047	$17,332	$13,238
08/2020	$12,525	$18,578	$13,785
09/2020	$12,135	$17,872	$13,447
10/2020	$12,082	$17,397	$13,270
11/2020	$14,005	$19,301	$15,055
12/2020	$14,603	$20,043	$15,632
01/2021	$14,448	$19,841	$15,489
02/2021	$15,601	$20,388	$16,425
03/2021	$16,565	$21,281	$17,392
04/2021	$17,286	$22,416	$18,087
05/2021	$17,758	$22,573	$18,509
06/2021	$17,482	$23,100	$18,297
07/2021	$17,475	$23,649	$18,444
08/2021	$17,805	$24,368	$18,809
09/2021	$17,239	$23,234	$18,155
10/2021	$18,250	$24,862	$19,077
11/2021	$17,482	$24,690	$18,404
12/2021	$18,494	$25,797	$19,565
01/2022	$18,328	$24,462	$19,110
02/2022	$18,010	$23,729	$18,888
03/2022	$18,328	$24,610	$19,421
04/2022	$17,118	$22,464	$18,326
05/2022	$17,821	$22,505	$18,682
06/2022	$16,091	$20,648	$17,050
07/2022	$17,209	$22,552	$18,180
08/2022	$16,786	$21,632	$17,639
09/2022	$15,184	$19,640	$16,092
10/2022	$17,020	$21,230	$17,742
11/2022	$18,071	$22,416	$18,850
12/2022	$17,337	$21,125	$18,091
01/2023	$18,376	$22,452	$19,028
02/2023	$17,669	$21,904	$18,357
03/2023	$17,286	$22,708	$18,273
04/2023	$17,541	$23,063	$18,548
05/2023	$16,886	$23,163	$17,833
06/2023	$18,027	$24,693	$19,017
07/2023	$18,836	$25,487	$19,686
08/2023	$18,350	$25,081	$19,154
09/2023	$17,695	$23,885	$18,415
10/2023	$17,209	$23,383	$17,766
11/2023	$18,410	$25,518	$19,106
12/2023	$19,451	$26,678	$20,164
01/2024	$19,567	$27,126	$20,185
02/2024	$20,210	$28,574	$20,930
03/2024	$21,317	$29,494	$21,976
04/2024	$20,424	$28,289	$21,037
05/2024	$21,121	$29,692	$21,704
06/2024	$20,933	$30,757	$21,500
07/2024	$21,915	$31,132	$22,599
08/2024	$22,398	$31,887	$23,205
09/2024	$22,550	$32,568	$23,528
10/2024	$22,460	$32,272	$23,269
11/2024	$23,585	$34,167	$24,755
12/2024	$22,166	$33,352	$23,061
01/2025	$23,027	$34,281	$24,129
02/2025	$23,139	$33,834	$24,227
03/2025	$22,409	$31,928	$23,554
04/2025	$21,629	$31,711	$22,836
05/2025	$22,419	$33,707	$23,638
06/2025	$23,250	$35,421	$24,446
07/2025	$23,220	$36,216	$24,586
08/2025	$24,223	$36,950	$25,370
09/2025	$24,456	$38,299	$25,749
10/2025	$24,243	$39,196	$25,863

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	7.94%	14.94%	9.26%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.94%	14.94%	9.26%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,357,783,981
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 18,752,739
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000002970
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Investor
Trading Symbol	AAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 8.82% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,030	$10,030	$10,038
12/2015	$9,633	$9,872	$9,822
01/2016	$9,041	$9,382	$9,315
02/2016	$8,915	$9,369	$9,312
03/2016	$9,557	$10,005	$9,983
04/2016	$9,830	$10,043	$10,193
05/2016	$9,856	$10,224	$10,351
06/2016	$9,704	$10,250	$10,441
07/2016	$10,078	$10,628	$10,744
08/2016	$10,276	$10,643	$10,827
09/2016	$10,250	$10,645	$10,804
10/2016	$10,133	$10,451	$10,637
11/2016	$10,939	$10,838	$11,245
12/2016	$11,137	$11,052	$11,526
01/2017	$11,219	$11,262	$11,608
02/2017	$11,564	$11,709	$12,025
03/2017	$11,534	$11,723	$11,902
04/2017	$11,569	$11,843	$11,880
05/2017	$11,582	$12,010	$11,868
06/2017	$11,858	$12,085	$12,062
07/2017	$11,957	$12,333	$12,223
08/2017	$11,828	$12,371	$12,080
09/2017	$12,337	$12,626	$12,438
10/2017	$12,484	$12,921	$12,528
11/2017	$12,739	$13,317	$12,912
12/2017	$12,995	$13,465	$13,101
01/2018	$13,686	$14,236	$13,607
02/2018	$12,914	$13,711	$12,957
03/2018	$12,626	$13,363	$12,729
04/2018	$12,750	$13,414	$12,771
05/2018	$12,827	$13,737	$12,847
06/2018	$12,894	$13,822	$12,879
07/2018	$13,475	$14,336	$13,389
08/2018	$13,556	$14,803	$13,587
09/2018	$13,580	$14,887	$13,614
10/2018	$12,631	$13,870	$12,909
11/2018	$12,803	$14,153	$13,294
12/2018	$11,402	$12,765	$12,018
01/2019	$12,551	$13,906	$12,953
02/2019	$12,939	$14,353	$13,367
03/2019	$12,929	$14,632	$13,452
04/2019	$13,546	$15,224	$13,929
05/2019	$12,519	$14,257	$13,033
06/2019	$13,471	$15,262	$13,969
07/2019	$13,599	$15,481	$14,085
08/2019	$13,147	$15,236	$13,671
09/2019	$13,615	$15,521	$14,158
10/2019	$13,870	$15,857	$14,356
11/2019	$14,322	$16,433	$14,800
12/2019	$14,728	$16,928	$15,207
01/2020	$14,193	$16,922	$14,880
02/2020	$12,782	$15,529	$13,439
03/2020	$10,283	$13,611	$11,142
04/2020	$11,506	$15,356	$12,395
05/2020	$12,018	$16,087	$12,820
06/2020	$12,076	$16,407	$12,735
07/2020	$12,470	$17,332	$13,238
08/2020	$12,976	$18,578	$13,785
09/2020	$12,576	$17,872	$13,447
10/2020	$12,535	$17,397	$13,270
11/2020	$14,534	$19,301	$15,055
12/2020	$15,161	$20,043	$15,632
01/2021	$15,011	$19,841	$15,489
02/2021	$16,214	$20,388	$16,425
03/2021	$17,233	$21,281	$17,392
04/2021	$17,991	$22,416	$18,087
05/2021	$18,497	$22,573	$18,509
06/2021	$18,217	$23,100	$18,297
07/2021	$18,224	$23,649	$18,444
08/2021	$18,579	$24,368	$18,809
09/2021	$17,998	$23,234	$18,155
10/2021	$19,058	$24,862	$19,077
11/2021	$18,265	$24,690	$18,404
12/2021	$19,337	$25,797	$19,565
01/2022	$19,183	$24,462	$19,110
02/2022	$18,853	$23,729	$18,888
03/2022	$19,198	$24,610	$19,421
04/2022	$17,946	$22,464	$18,326
05/2022	$18,691	$22,505	$18,682
06/2022	$16,893	$20,648	$17,050
07/2022	$18,076	$22,552	$18,180
08/2022	$17,638	$21,632	$17,639
09/2022	$15,963	$19,640	$16,092
10/2022	$17,907	$21,230	$17,742
11/2022	$19,022	$22,416	$18,850
12/2022	$18,261	$21,125	$18,091
01/2023	$19,366	$22,452	$19,028
02/2023	$18,636	$21,904	$18,357
03/2023	$18,244	$22,708	$18,273
04/2023	$18,531	$23,063	$18,548
05/2023	$17,844	$23,163	$17,833
06/2023	$19,062	$24,693	$19,017
07/2023	$19,923	$25,487	$19,686
08/2023	$19,427	$25,081	$19,154
09/2023	$18,749	$23,885	$18,415
10/2023	$18,244	$23,383	$17,766
11/2023	$19,532	$25,518	$19,106
12/2023	$20,648	$26,678	$20,164
01/2024	$20,786	$27,126	$20,185
02/2024	$21,476	$28,574	$20,930
03/2024	$22,672	$29,494	$21,976
04/2024	$21,734	$28,289	$21,037
05/2024	$22,488	$29,692	$21,704
06/2024	$22,304	$30,757	$21,500
07/2024	$23,372	$31,132	$22,599
08/2024	$23,896	$31,887	$23,205
09/2024	$24,080	$32,568	$23,528
10/2024	$23,997	$32,272	$23,269
11/2024	$25,221	$34,167	$24,755
12/2024	$23,715	$33,352	$23,061
01/2025	$24,651	$34,281	$24,129
02/2025	$24,788	$33,834	$24,227
03/2025	$24,020	$31,928	$23,554
04/2025	$23,199	$31,711	$22,836
05/2025	$24,072	$33,707	$23,638
06/2025	$24,978	$35,421	$24,446
07/2025	$24,957	$36,216	$24,586
08/2025	$26,051	$36,950	$25,370
09/2025	$26,314	$38,299	$25,749
10/2025	$26,114	$39,196	$25,863

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	8.82%	15.81%	10.07%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,357,783,981
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 18,752,739
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000002969
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	R5
Trading Symbol	AADEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 9.16% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$250,000	$250,000	$250,000
11/2015	$250,881	$250,743	$250,957
12/2015	$241,023	$246,789	$245,560
01/2016	$226,243	$234,542	$232,871
02/2016	$223,188	$234,226	$232,812
03/2016	$239,348	$250,115	$249,583
04/2016	$246,147	$251,085	$254,826
05/2016	$246,935	$255,594	$258,784
06/2016	$243,191	$256,256	$261,022
07/2016	$252,651	$265,704	$268,600
08/2016	$257,676	$266,077	$270,672
09/2016	$257,183	$266,127	$270,107
10/2016	$254,227	$261,273	$265,927
11/2016	$274,526	$270,949	$281,115
12/2016	$279,537	$276,304	$288,141
01/2017	$281,768	$281,545	$290,194
02/2017	$290,491	$292,724	$300,622
03/2017	$289,781	$293,065	$297,559
04/2017	$290,694	$296,075	$297,001
05/2017	$291,100	$300,242	$296,710
06/2017	$298,098	$302,116	$301,560
07/2017	$300,634	$308,328	$305,568
08/2017	$297,591	$309,272	$302,009
09/2017	$310,473	$315,652	$310,953
10/2017	$314,225	$323,018	$313,211
11/2017	$320,717	$332,924	$322,802
12/2017	$327,273	$336,626	$327,514
01/2018	$344,787	$355,899	$340,176
02/2018	$325,364	$342,782	$323,933
03/2018	$318,179	$334,071	$318,234
04/2018	$321,435	$335,353	$319,285
05/2018	$323,568	$343,428	$321,180
06/2018	$325,252	$345,542	$321,976
07/2018	$340,072	$358,401	$334,719
08/2018	$342,205	$370,080	$339,667
09/2018	$342,879	$372,186	$340,340
10/2018	$318,965	$346,747	$322,717
11/2018	$323,456	$353,813	$332,352
12/2018	$288,044	$319,116	$300,438
01/2019	$317,320	$347,660	$323,822
02/2019	$327,119	$358,823	$334,169
03/2019	$326,995	$365,796	$336,293
04/2019	$342,626	$380,607	$348,222
05/2019	$316,823	$356,420	$325,832
06/2019	$341,013	$381,539	$349,222
07/2019	$344,362	$387,022	$352,117
08/2019	$332,950	$380,892	$341,763
09/2019	$344,983	$388,018	$353,956
10/2019	$351,433	$396,423	$358,903
11/2019	$363,094	$410,813	$369,999
12/2019	$373,496	$423,212	$380,178
01/2020	$359,992	$423,046	$371,999
02/2020	$324,252	$388,221	$335,972
03/2020	$260,820	$340,271	$278,556
04/2020	$291,922	$383,891	$309,872
05/2020	$305,154	$402,175	$320,491
06/2020	$306,654	$410,173	$318,364
07/2020	$316,885	$433,301	$330,950
08/2020	$329,708	$464,447	$344,634
09/2020	$319,614	$446,800	$336,169
10/2020	$318,659	$434,917	$331,751
11/2020	$369,540	$482,525	$376,376
12/2020	$385,688	$501,078	$390,806
01/2021	$382,079	$496,019	$387,227
02/2021	$412,677	$509,696	$410,628
03/2021	$438,724	$532,019	$434,791
04/2021	$458,181	$560,412	$452,179
05/2021	$471,205	$564,326	$462,735
06/2021	$464,144	$577,500	$457,436
07/2021	$464,301	$591,219	$461,092
08/2021	$473,559	$609,195	$470,236
09/2021	$458,966	$580,862	$453,868
10/2021	$486,269	$621,558	$476,914
11/2021	$466,184	$617,251	$460,108
12/2021	$493,609	$644,914	$489,135
01/2022	$489,762	$611,542	$477,741
02/2022	$481,544	$593,231	$472,197
03/2022	$490,461	$615,257	$485,526
04/2022	$458,463	$561,606	$458,141
05/2022	$477,697	$562,636	$467,047
06/2022	$431,886	$516,194	$426,240
07/2022	$462,310	$563,789	$454,505
08/2022	$451,294	$540,797	$440,963
09/2022	$408,455	$490,990	$402,296
10/2022	$458,288	$530,742	$443,544
11/2022	$486,964	$560,402	$471,262
12/2022	$467,582	$528,114	$452,264
01/2023	$495,962	$561,298	$475,701
02/2023	$477,368	$547,603	$458,928
03/2023	$467,582	$567,708	$456,815
04/2023	$474,824	$576,569	$463,697
05/2023	$457,405	$579,075	$445,814
06/2023	$488,916	$617,337	$475,428
07/2023	$511,033	$637,169	$492,146
08/2023	$498,506	$627,025	$478,860
09/2023	$481,087	$597,129	$460,381
10/2023	$468,169	$584,574	$444,138
11/2023	$501,442	$637,960	$477,648
12/2023	$530,417	$666,943	$504,106
01/2024	$533,921	$678,151	$504,628
02/2024	$551,856	$714,361	$523,243
03/2024	$582,572	$737,345	$549,403
04/2024	$558,865	$707,229	$525,935
05/2024	$578,449	$742,296	$542,607
06/2024	$573,708	$768,931	$537,503
07/2024	$601,125	$778,291	$564,981
08/2024	$614,937	$797,170	$580,137
09/2024	$619,885	$814,195	$588,189
10/2024	$617,823	$806,812	$581,715
11/2024	$649,570	$854,172	$618,863
12/2024	$611,013	$833,810	$576,537
01/2025	$635,157	$857,030	$603,222
02/2025	$638,871	$845,847	$605,672
03/2025	$619,371	$798,189	$588,851
04/2025	$598,245	$792,776	$570,904
05/2025	$620,764	$842,677	$590,951
06/2025	$644,211	$885,530	$611,151
07/2025	$643,978	$905,404	$614,660
08/2025	$672,300	$923,757	$634,250
09/2025	$679,497	$957,475	$643,724
10/2025	$674,390	$979,893	$646,567

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	9.16%	16.18%	10.43%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,357,783,981
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 18,752,739
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000185590
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	R6
Trading Symbol	AALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 9.16% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,035	$10,030	$10,038
12/2015	$9,641	$9,872	$9,822
01/2016	$9,050	$9,382	$9,315
02/2016	$8,928	$9,369	$9,312
03/2016	$9,574	$10,005	$9,983
04/2016	$9,846	$10,043	$10,193
05/2016	$9,877	$10,224	$10,351
06/2016	$9,728	$10,250	$10,441
07/2016	$10,106	$10,628	$10,744
08/2016	$10,307	$10,643	$10,827
09/2016	$10,287	$10,645	$10,804
10/2016	$10,169	$10,451	$10,637
11/2016	$10,981	$10,838	$11,245
12/2016	$11,181	$11,052	$11,526
01/2017	$11,271	$11,262	$11,608
02/2017	$11,620	$11,709	$12,025
03/2017	$11,591	$11,723	$11,902
04/2017	$11,624	$11,843	$11,880
05/2017	$11,644	$12,010	$11,868
06/2017	$11,924	$12,085	$12,062
07/2017	$12,025	$12,333	$12,223
08/2017	$11,900	$12,371	$12,080
09/2017	$12,419	$12,626	$12,438
10/2017	$12,569	$12,921	$12,528
11/2017	$12,829	$13,317	$12,912
12/2017	$13,091	$13,465	$13,101
01/2018	$13,792	$14,236	$13,607
02/2018	$13,015	$13,711	$12,957
03/2018	$12,727	$13,363	$12,729
04/2018	$12,862	$13,414	$12,771
05/2018	$12,943	$13,737	$12,847
06/2018	$13,010	$13,822	$12,879
07/2018	$13,603	$14,336	$13,389
08/2018	$13,689	$14,803	$13,587
09/2018	$13,720	$14,887	$13,614
10/2018	$12,763	$13,870	$12,909
11/2018	$12,943	$14,153	$13,294
12/2018	$11,526	$12,765	$12,018
01/2019	$12,698	$13,906	$12,953
02/2019	$13,090	$14,353	$13,367
03/2019	$13,085	$14,632	$13,452
04/2019	$13,711	$15,224	$13,929
05/2019	$12,673	$14,257	$13,033
06/2019	$13,646	$15,262	$13,969
07/2019	$13,780	$15,481	$14,085
08/2019	$13,319	$15,236	$13,671
09/2019	$13,800	$15,521	$14,158
10/2019	$14,059	$15,857	$14,356
11/2019	$14,525	$16,433	$14,800
12/2019	$14,946	$16,928	$15,207
01/2020	$14,405	$16,922	$14,880
02/2020	$12,979	$15,529	$13,439
03/2020	$10,439	$13,611	$11,142
04/2020	$11,690	$15,356	$12,395
05/2020	$12,220	$16,087	$12,820
06/2020	$12,286	$16,407	$12,735
07/2020	$12,690	$17,332	$13,238
08/2020	$13,203	$18,578	$13,785
09/2020	$12,805	$17,872	$13,447
10/2020	$12,761	$17,397	$13,270
11/2020	$14,798	$19,301	$15,055
12/2020	$15,450	$20,043	$15,632
01/2021	$15,300	$19,841	$15,489
02/2021	$16,532	$20,388	$16,425
03/2021	$17,569	$21,281	$17,392
04/2021	$18,355	$22,416	$18,087
05/2021	$18,870	$22,573	$18,509
06/2021	$18,593	$23,100	$18,297
07/2021	$18,600	$23,649	$18,444
08/2021	$18,971	$24,368	$18,809
09/2021	$18,386	$23,234	$18,155
10/2021	$19,480	$24,862	$19,077
11/2021	$18,675	$24,690	$18,404
12/2021	$19,773	$25,797	$19,565
01/2022	$19,619	$24,462	$19,110
02/2022	$19,297	$23,729	$18,888
03/2022	$19,647	$24,610	$19,421
04/2022	$18,372	$22,464	$18,326
05/2022	$19,143	$22,505	$18,682
06/2022	$17,300	$20,648	$17,050
07/2022	$18,519	$22,552	$18,180
08/2022	$18,078	$21,632	$17,639
09/2022	$16,368	$19,640	$16,092
10/2022	$18,365	$21,230	$17,742
11/2022	$19,514	$22,416	$18,850
12/2022	$18,737	$21,125	$18,091
01/2023	$19,882	$22,452	$19,028
02/2023	$19,129	$21,904	$18,357
03/2023	$18,737	$22,708	$18,273
04/2023	$19,035	$23,063	$18,548
05/2023	$18,337	$23,163	$17,833
06/2023	$19,592	$24,693	$19,017
07/2023	$20,486	$25,487	$19,686
08/2023	$19,984	$25,081	$19,154
09/2023	$19,286	$23,885	$18,415
10/2023	$18,768	$23,383	$17,766
11/2023	$20,102	$25,518	$19,106
12/2023	$21,263	$26,678	$20,164
01/2024	$21,404	$27,126	$20,185
02/2024	$22,131	$28,574	$20,930
03/2024	$23,363	$29,494	$21,976
04/2024	$22,404	$28,289	$21,037
05/2024	$23,189	$29,692	$21,704
06/2024	$23,008	$30,757	$21,500
07/2024	$24,107	$31,132	$22,599
08/2024	$24,661	$31,887	$23,205
09/2024	$24,859	$32,568	$23,528
10/2024	$24,777	$32,272	$23,269
11/2024	$26,050	$34,167	$24,755
12/2024	$24,505	$33,352	$23,061
01/2025	$25,473	$34,281	$24,129
02/2025	$25,622	$33,834	$24,227
03/2025	$24,840	$31,928	$23,554
04/2025	$23,992	$31,711	$22,836
05/2025	$24,896	$33,707	$23,638
06/2025	$25,846	$35,421	$24,446
07/2025	$25,836	$36,216	$24,586
08/2025	$26,973	$36,950	$25,370
09/2025	$27,252	$38,299	$25,749
10/2025	$27,047	$39,196	$25,863

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	9.16%	16.21%	10.46%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,357,783,981
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 18,752,739
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000079122
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Y
Trading Symbol	ABLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 9.09% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 1000® Value Index return of 11.15%.

• Broad market performance during the twelve-month period was primarily driven by momentum associated with the AI theme and an easing of monetary policy as the Federal Reserve cut rates.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach struggled, as the performance of higher quality and value companies faced headwinds. Mega Cap Technology names continued to maintain market leadership.

• The Fund's performance was positive in all sectors where it invested, except within the Materials, Consumer Staples, and Health Care sectors. The Fund's holdings in the Financials and Industrials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Value Index
10/2015	$100,000	$100,000	$100,000
11/2015	$100,319	$100,297	$100,383
12/2015	$96,383	$98,715	$98,224
01/2016	$90,478	$93,817	$93,148
02/2016	$89,249	$93,690	$93,125
03/2016	$95,669	$100,046	$99,833
04/2016	$98,404	$100,434	$101,930
05/2016	$98,721	$102,237	$103,514
06/2016	$97,215	$102,502	$104,409
07/2016	$100,980	$106,282	$107,440
08/2016	$103,001	$106,431	$108,269
09/2016	$102,763	$106,451	$108,043
10/2016	$101,614	$104,509	$106,371
11/2016	$109,699	$108,380	$112,446
12/2016	$111,719	$110,522	$115,256
01/2017	$112,576	$112,618	$116,078
02/2017	$116,082	$117,090	$120,249
03/2017	$115,797	$117,226	$119,024
04/2017	$116,123	$118,430	$118,800
05/2017	$116,286	$120,097	$118,684
06/2017	$119,099	$120,846	$120,624
07/2017	$120,119	$123,331	$122,227
08/2017	$118,855	$123,709	$120,803
09/2017	$123,952	$126,261	$124,381
10/2017	$125,501	$129,207	$125,284
11/2017	$128,070	$133,170	$129,121
12/2017	$130,719	$134,650	$131,006
01/2018	$137,670	$142,360	$136,071
02/2018	$129,906	$137,113	$129,573
03/2018	$127,062	$133,628	$127,294
04/2018	$128,371	$134,141	$127,714
05/2018	$129,184	$137,371	$128,472
06/2018	$129,861	$138,217	$128,790
07/2018	$135,729	$143,360	$133,888
08/2018	$136,586	$148,032	$135,867
09/2018	$136,857	$148,874	$136,136
10/2018	$127,288	$138,699	$129,087
11/2018	$129,094	$141,525	$132,941
12/2018	$114,909	$127,646	$120,175
01/2019	$126,574	$139,064	$129,529
02/2019	$130,512	$143,529	$133,667
03/2019	$130,413	$146,318	$134,517
04/2019	$136,694	$152,243	$139,289
05/2019	$126,375	$142,568	$130,333
06/2019	$135,996	$152,616	$139,689
07/2019	$137,342	$154,809	$140,847
08/2019	$132,756	$152,357	$136,705
09/2019	$137,542	$155,207	$141,582
10/2019	$140,084	$158,569	$143,561
11/2019	$144,770	$164,325	$148,000
12/2019	$148,918	$169,285	$152,071
01/2020	$143,544	$169,218	$148,800
02/2020	$129,289	$155,288	$134,389
03/2020	$104,012	$136,108	$111,423
04/2020	$116,404	$153,557	$123,949
05/2020	$121,612	$160,870	$128,196
06/2020	$122,270	$164,069	$127,345
07/2020	$126,273	$173,320	$132,380
08/2020	$131,372	$185,779	$137,854
09/2020	$127,370	$178,720	$134,468
10/2020	$126,986	$173,967	$132,700
11/2020	$147,218	$193,010	$150,550
12/2020	$153,667	$200,431	$156,322
01/2021	$152,216	$198,407	$154,891
02/2021	$164,395	$203,879	$164,251
03/2021	$174,745	$212,808	$173,917
04/2021	$182,507	$224,165	$180,872
05/2021	$187,682	$225,730	$185,094
06/2021	$184,905	$231,000	$182,974
07/2021	$184,968	$236,488	$184,437
08/2021	$188,629	$243,678	$188,094
09/2021	$182,760	$232,345	$181,547
10/2021	$193,614	$248,623	$190,766
11/2021	$185,599	$246,900	$184,043
12/2021	$196,513	$257,966	$195,654
01/2022	$194,965	$244,617	$191,096
02/2022	$191,728	$237,292	$188,879
03/2022	$195,246	$246,103	$194,211
04/2022	$182,511	$224,642	$183,256
05/2022	$190,181	$225,054	$186,819
06/2022	$171,887	$206,478	$170,496
07/2022	$183,989	$225,516	$181,802
08/2022	$179,556	$216,319	$176,385
09/2022	$162,529	$196,396	$160,919
10/2022	$182,371	$212,297	$177,418
11/2022	$193,769	$224,161	$188,505
12/2022	$186,030	$211,246	$180,906
01/2023	$197,376	$224,519	$190,280
02/2023	$189,891	$219,041	$183,571
03/2023	$186,030	$227,083	$182,726
04/2023	$188,945	$230,627	$185,479
05/2023	$181,933	$231,630	$178,325
06/2023	$194,461	$246,935	$190,171
07/2023	$203,286	$254,868	$196,858
08/2023	$198,243	$250,810	$191,544
09/2023	$191,309	$238,852	$184,152
10/2023	$186,187	$233,830	$177,655
11/2023	$199,425	$255,184	$191,059
12/2023	$210,864	$266,777	$201,642
01/2024	$212,275	$271,260	$201,851
02/2024	$219,412	$285,744	$209,297
03/2024	$231,610	$294,938	$219,761
04/2024	$222,150	$282,891	$210,374
05/2024	$229,951	$296,919	$217,043
06/2024	$228,042	$307,573	$215,001
07/2024	$238,996	$311,316	$225,992
08/2024	$244,473	$318,868	$232,055
09/2024	$246,382	$325,678	$235,276
10/2024	$245,469	$322,725	$232,686
11/2024	$258,082	$341,669	$247,545
12/2024	$242,819	$333,524	$230,615
01/2025	$252,453	$342,812	$241,289
02/2025	$253,762	$338,339	$242,269
03/2025	$246,093	$319,275	$235,540
04/2025	$237,674	$317,110	$228,361
05/2025	$246,654	$337,071	$236,380
06/2025	$255,914	$354,212	$244,461
07/2025	$255,820	$362,161	$245,864
08/2025	$267,045	$369,503	$253,700
09/2025	$269,851	$382,990	$257,490
10/2025	$267,793	$391,957	$258,627

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	9.09%	16.09%	10.35%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,357,783,981
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 18,752,739
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,357,783,981
# of Portfolio Holdings	165
Portfolio Turnover Rate	27%
Total Management Fees Paid	$18,752,739

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	4.7
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.2
Materials	3.0
Communication Services	4.0
Consumer Staples	4.9
Utilities	7.4
Consumer Discretionary	7.4
Energy	8.5
Information Technology	11.9
Health Care	13.1
Industrials	13.1
Financials	24.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Workday, Inc., Class A	1.7
Alphabet, Inc., Class A	1.6
Wells Fargo & Co.	1.6
Exxon Mobil Corp.	1.6
Citigroup, Inc.	1.6
JPMorgan Chase & Co.	1.6
American Express Co.	1.5
Bank of America Corp.	1.5
American International Group, Inc.	1.5
Carnival Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000089424
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	A
Trading Symbol	ABSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.23%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -4.98% (with sales charges) and 0.81% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$9,424	$10,000	$10,000
11/2015	$9,620	$10,030	$10,284
12/2015	$9,078	$9,872	$9,742
01/2016	$8,472	$9,382	$9,088
02/2016	$8,578	$9,369	$9,150
03/2016	$9,295	$10,005	$9,908
04/2016	$9,371	$10,043	$10,118
05/2016	$9,528	$10,224	$10,303
06/2016	$9,396	$10,250	$10,335
07/2016	$9,867	$10,628	$10,892
08/2016	$10,037	$10,643	$11,163
09/2016	$10,088	$10,645	$11,251
10/2016	$9,816	$10,451	$10,881
11/2016	$11,127	$10,838	$12,325
12/2016	$11,466	$11,052	$12,834
01/2017	$11,510	$11,262	$12,743
02/2017	$11,628	$11,709	$12,927
03/2017	$11,575	$11,723	$12,818
04/2017	$11,584	$11,843	$12,868
05/2017	$11,170	$12,010	$12,467
06/2017	$11,514	$12,085	$12,904
07/2017	$11,571	$12,333	$12,985
08/2017	$11,244	$12,371	$12,666
09/2017	$12,046	$12,626	$13,563
10/2017	$12,208	$12,921	$13,581
11/2017	$12,526	$13,317	$13,974
12/2017	$12,414	$13,465	$13,840
01/2018	$12,672	$14,236	$14,011
02/2018	$12,045	$13,711	$13,310
03/2018	$12,155	$13,363	$13,475
04/2018	$12,261	$13,414	$13,709
05/2018	$12,849	$13,737	$14,506
06/2018	$12,926	$13,822	$14,594
07/2018	$13,141	$14,336	$14,852
08/2018	$13,524	$14,803	$15,205
09/2018	$13,194	$14,887	$14,828
10/2018	$11,796	$13,870	$13,500
11/2018	$11,974	$14,153	$13,718
12/2018	$10,431	$12,765	$12,060
01/2019	$11,676	$13,906	$13,379
02/2019	$12,202	$14,353	$13,899
03/2019	$11,699	$14,632	$13,498
04/2019	$12,330	$15,224	$14,009
05/2019	$11,034	$14,257	$12,865
06/2019	$11,892	$15,262	$13,684
07/2019	$12,009	$15,481	$13,706
08/2019	$11,145	$15,236	$12,941
09/2019	$11,748	$15,521	$13,605
10/2019	$11,981	$15,857	$13,935
11/2019	$12,369	$16,433	$14,261
12/2019	$12,828	$16,928	$14,761
01/2020	$12,126	$16,922	$13,964
02/2020	$10,828	$15,529	$12,607
03/2020	$7,889	$13,611	$9,497
04/2020	$9,013	$15,356	$10,668
05/2020	$9,463	$16,087	$10,975
06/2020	$9,631	$16,407	$11,292
07/2020	$9,974	$17,332	$11,525
08/2020	$10,429	$18,578	$12,146
09/2020	$9,935	$17,872	$11,581
10/2020	$10,378	$17,397	$11,995
11/2020	$12,295	$19,301	$14,311
12/2020	$13,286	$20,043	$15,445
01/2021	$13,541	$19,841	$16,257
02/2021	$15,027	$20,388	$17,785
03/2021	$15,875	$21,281	$18,714
04/2021	$16,248	$22,416	$19,092
05/2021	$16,677	$22,573	$19,687
06/2021	$16,248	$23,100	$19,567
07/2021	$15,880	$23,649	$18,867
08/2021	$16,106	$24,368	$19,372
09/2021	$15,897	$23,234	$18,984
10/2021	$16,457	$24,862	$19,708
11/2021	$16,044	$24,690	$19,035
12/2021	$16,956	$25,797	$19,811
01/2022	$16,199	$24,462	$18,656
02/2022	$16,632	$23,729	$18,965
03/2022	$16,804	$24,610	$19,336
04/2022	$15,551	$22,464	$17,835
05/2022	$16,085	$22,505	$18,177
06/2022	$14,330	$20,648	$16,382
07/2022	$15,761	$22,552	$17,968
08/2022	$15,341	$21,632	$17,400
09/2022	$13,706	$19,640	$15,626
10/2022	$15,818	$21,230	$17,594
11/2022	$16,606	$22,416	$18,131
12/2022	$15,575	$21,125	$16,942
01/2023	$17,072	$22,452	$18,558
02/2023	$16,913	$21,904	$18,130
03/2023	$15,847	$22,708	$16,830
04/2023	$15,439	$23,063	$16,411
05/2023	$15,053	$23,163	$16,088
06/2023	$16,520	$24,693	$17,366
07/2023	$17,624	$25,487	$18,676
08/2023	$16,943	$25,081	$17,778
09/2023	$16,210	$23,885	$16,852
10/2023	$15,106	$23,383	$15,847
11/2023	$16,285	$25,518	$17,273
12/2023	$18,093	$26,678	$19,423
01/2024	$17,403	$27,126	$18,541
02/2024	$17,966	$28,574	$19,147
03/2024	$18,887	$29,494	$19,986
04/2024	$17,847	$28,289	$18,713
05/2024	$18,688	$29,692	$19,588
06/2024	$18,101	$30,757	$19,258
07/2024	$19,847	$31,132	$21,605
08/2024	$19,466	$31,887	$21,199
09/2024	$19,529	$32,568	$21,213
10/2024	$19,259	$32,272	$20,881
11/2024	$21,116	$34,167	$22,895
12/2024	$19,355	$33,352	$20,987
01/2025	$19,831	$34,281	$21,419
02/2025	$18,887	$33,834	$20,599
03/2025	$17,640	$31,928	$19,362
04/2025	$16,523	$31,711	$18,585
05/2025	$17,476	$33,707	$19,366
06/2025	$18,359	$35,421	$20,324
07/2025	$18,714	$36,216	$20,683
08/2025	$19,935	$36,950	$22,435
09/2025	$19,753	$38,299	$22,886
10/2025	$19,415	$39,196	$22,943

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	0.81%	13.35%	7.50%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(4.98)%	12.01%	6.86%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,673,083,680
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 28,397,221
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000004770
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Advisor
Trading Symbol	AASSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$131	1.30%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 0.69% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Advisor	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,208	$10,030	$10,284
12/2015	$9,631	$9,872	$9,742
01/2016	$8,986	$9,382	$9,088
02/2016	$9,098	$9,369	$9,150
03/2016	$9,859	$10,005	$9,908
04/2016	$9,936	$10,043	$10,118
05/2016	$10,101	$10,224	$10,303
06/2016	$9,958	$10,250	$10,335
07/2016	$10,460	$10,628	$10,892
08/2016	$10,639	$10,643	$11,163
09/2016	$10,688	$10,645	$11,251
10/2016	$10,401	$10,451	$10,881
11/2016	$11,790	$10,838	$12,325
12/2016	$12,148	$11,052	$12,834
01/2017	$12,198	$11,262	$12,743
02/2017	$12,318	$11,709	$12,927
03/2017	$12,263	$11,723	$12,818
04/2017	$12,272	$11,843	$12,868
05/2017	$11,830	$12,010	$12,467
06/2017	$12,194	$12,085	$12,904
07/2017	$12,253	$12,333	$12,985
08/2017	$11,908	$12,371	$12,666
09/2017	$12,755	$12,626	$13,563
10/2017	$12,925	$12,921	$13,581
11/2017	$13,261	$13,317	$13,974
12/2017	$13,141	$13,465	$13,840
01/2018	$13,413	$14,236	$14,011
02/2018	$12,748	$13,711	$13,310
03/2018	$12,859	$13,363	$13,475
04/2018	$12,974	$13,414	$13,709
05/2018	$13,594	$13,737	$14,506
06/2018	$13,675	$13,822	$14,594
07/2018	$13,907	$14,336	$14,852
08/2018	$14,310	$14,803	$15,205
09/2018	$13,957	$14,887	$14,828
10/2018	$12,481	$13,870	$13,500
11/2018	$12,667	$14,153	$13,718
12/2018	$11,032	$12,765	$12,060
01/2019	$12,346	$13,906	$13,379
02/2019	$12,904	$14,353	$13,899
03/2019	$12,369	$14,632	$13,498
04/2019	$13,037	$15,224	$14,009
05/2019	$11,666	$14,257	$12,865
06/2019	$12,572	$15,262	$13,684
07/2019	$12,689	$15,481	$13,706
08/2019	$11,776	$15,236	$12,941
09/2019	$12,415	$15,521	$13,605
10/2019	$12,665	$15,857	$13,935
11/2019	$13,078	$16,433	$14,261
12/2019	$13,562	$16,928	$14,761
01/2020	$12,819	$16,922	$13,964
02/2020	$11,451	$15,529	$12,607
03/2020	$8,344	$13,611	$9,497
04/2020	$9,529	$15,356	$10,668
05/2020	$10,006	$16,087	$10,975
06/2020	$10,183	$16,407	$11,292
07/2020	$10,543	$17,332	$11,525
08/2020	$11,027	$18,578	$12,146
09/2020	$10,502	$17,872	$11,581
10/2020	$10,968	$17,397	$11,995
11/2020	$12,996	$19,301	$14,311
12/2020	$14,041	$20,043	$15,445
01/2021	$14,314	$19,841	$16,257
02/2021	$15,884	$20,388	$17,785
03/2021	$16,773	$21,281	$18,714
04/2021	$17,171	$22,416	$19,092
05/2021	$17,621	$22,573	$19,687
06/2021	$17,171	$23,100	$19,567
07/2021	$16,779	$23,649	$18,867
08/2021	$17,016	$24,368	$19,372
09/2021	$16,791	$23,234	$18,984
10/2021	$17,390	$24,862	$19,708
11/2021	$16,945	$24,690	$19,035
12/2021	$17,910	$25,797	$19,811
01/2022	$17,106	$24,462	$18,656
02/2022	$17,565	$23,729	$18,965
03/2022	$17,744	$24,610	$19,336
04/2022	$16,422	$22,464	$17,835
05/2022	$16,986	$22,505	$18,177
06/2022	$15,132	$20,648	$16,382
07/2022	$16,641	$22,552	$17,968
08/2022	$16,196	$21,632	$17,400
09/2022	$14,468	$19,640	$15,626
10/2022	$16,701	$21,230	$17,594
11/2022	$17,531	$22,416	$18,131
12/2022	$16,434	$21,125	$16,942
01/2023	$18,020	$22,452	$18,558
02/2023	$17,846	$21,904	$18,130
03/2023	$16,726	$22,708	$16,830
04/2023	$16,292	$23,063	$16,411
05/2023	$15,882	$23,163	$16,088
06/2023	$17,436	$24,693	$17,366
07/2023	$18,603	$25,487	$18,676
08/2023	$17,878	$25,081	$17,778
09/2023	$17,097	$23,885	$16,852
10/2023	$15,938	$23,383	$15,847
11/2023	$17,176	$25,518	$17,273
12/2023	$19,082	$26,678	$19,423
01/2024	$18,355	$27,126	$18,541
02/2024	$18,950	$28,574	$19,147
03/2024	$19,925	$29,494	$19,986
04/2024	$18,818	$28,289	$18,713
05/2024	$19,710	$29,692	$19,588
06/2024	$19,082	$30,757	$19,258
07/2024	$20,925	$31,132	$21,605
08/2024	$20,528	$31,887	$21,199
09/2024	$20,586	$32,568	$21,213
10/2024	$20,305	$32,272	$20,881
11/2024	$22,256	$34,167	$22,895
12/2024	$20,401	$33,352	$20,987
01/2025	$20,905	$34,281	$21,419
02/2025	$19,898	$33,834	$20,599
03/2025	$18,585	$31,928	$19,362
04/2025	$17,407	$31,711	$18,585
05/2025	$18,414	$33,707	$19,366
06/2025	$19,340	$35,421	$20,324
07/2025	$19,718	$36,216	$20,683
08/2025	$21,004	$36,950	$22,435
09/2025	$20,806	$38,299	$22,886
10/2025	$20,446	$39,196	$22,943

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	0.69%	13.27%	7.41%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,673,083,680
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 28,397,221
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000092341
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	C
Trading Symbol	ASVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	2.00%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned -1.02% (with sales charges) and -0.02% (without sales charges) for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,201	$10,030	$10,284
12/2015	$9,626	$9,872	$9,742
01/2016	$8,975	$9,382	$9,088
02/2016	$9,076	$9,369	$9,150
03/2016	$9,834	$10,005	$9,908
04/2016	$9,908	$10,043	$10,118
05/2016	$10,065	$10,224	$10,303
06/2016	$9,922	$10,250	$10,335
07/2016	$10,411	$10,628	$10,892
08/2016	$10,587	$10,643	$11,163
09/2016	$10,633	$10,645	$11,251
10/2016	$10,337	$10,451	$10,881
11/2016	$11,709	$10,838	$12,325
12/2016	$12,061	$11,052	$12,834
01/2017	$12,103	$11,262	$12,743
02/2017	$12,217	$11,709	$12,927
03/2017	$12,155	$11,723	$12,818
04/2017	$12,155	$11,843	$12,868
05/2017	$11,715	$12,010	$12,467
06/2017	$12,070	$12,085	$12,904
07/2017	$12,122	$12,333	$12,985
08/2017	$11,772	$12,371	$12,666
09/2017	$12,600	$12,626	$13,563
10/2017	$12,760	$12,921	$13,581
11/2017	$13,087	$13,317	$13,974
12/2017	$12,976	$13,465	$13,840
01/2018	$13,241	$14,236	$14,011
02/2018	$12,576	$13,711	$13,310
03/2018	$12,680	$13,363	$13,475
04/2018	$12,789	$13,414	$13,709
05/2018	$13,397	$13,737	$14,506
06/2018	$13,469	$13,822	$14,594
07/2018	$13,688	$14,336	$14,852
08/2018	$14,072	$14,803	$15,205
09/2018	$13,724	$14,887	$14,828
10/2018	$12,264	$13,870	$13,500
11/2018	$12,440	$14,153	$13,718
12/2018	$10,831	$12,765	$12,060
01/2019	$12,115	$13,906	$13,379
02/2019	$12,652	$14,353	$13,899
03/2019	$12,127	$14,632	$13,498
04/2019	$12,773	$15,224	$14,009
05/2019	$11,422	$14,257	$12,865
06/2019	$12,302	$15,262	$13,684
07/2019	$12,417	$15,481	$13,706
08/2019	$11,518	$15,236	$12,941
09/2019	$12,133	$15,521	$13,605
10/2019	$12,368	$15,857	$13,935
11/2019	$12,760	$16,433	$14,261
12/2019	$13,225	$16,928	$14,761
01/2020	$12,494	$16,922	$13,964
02/2020	$11,155	$15,529	$12,607
03/2020	$8,122	$13,611	$9,497
04/2020	$9,273	$15,356	$10,668
05/2020	$9,724	$16,087	$10,975
06/2020	$9,894	$16,407	$11,292
07/2020	$10,241	$17,332	$11,525
08/2020	$10,704	$18,578	$12,146
09/2020	$10,193	$17,872	$11,581
10/2020	$10,637	$17,397	$11,995
11/2020	$12,592	$19,301	$14,311
12/2020	$13,602	$20,043	$15,445
01/2021	$13,858	$19,841	$16,257
02/2021	$15,368	$20,388	$17,785
03/2021	$16,220	$21,281	$18,714
04/2021	$16,598	$22,416	$19,092
05/2021	$17,024	$22,573	$19,687
06/2021	$16,580	$23,100	$19,567
07/2021	$16,190	$23,649	$18,867
08/2021	$16,409	$24,368	$19,372
09/2021	$16,190	$23,234	$18,984
10/2021	$16,750	$24,862	$19,708
11/2021	$16,318	$24,690	$19,035
12/2021	$17,233	$25,797	$19,811
01/2022	$16,457	$24,462	$18,656
02/2022	$16,890	$23,729	$18,965
03/2022	$17,054	$24,610	$19,336
04/2022	$15,776	$22,464	$17,835
05/2022	$16,299	$22,505	$18,177
06/2022	$14,519	$20,648	$16,382
07/2022	$15,955	$22,552	$17,968
08/2022	$15,522	$21,632	$17,400
09/2022	$13,859	$19,640	$15,626
10/2022	$15,989	$21,230	$17,594
11/2022	$16,773	$22,416	$18,131
12/2022	$15,720	$21,125	$16,942
01/2023	$17,224	$22,452	$18,558
02/2023	$17,052	$21,904	$18,130
03/2023	$15,967	$22,708	$16,830
04/2023	$15,540	$23,063	$16,411
05/2023	$15,137	$23,163	$16,088
06/2023	$16,608	$24,693	$17,366
07/2023	$17,709	$25,487	$18,676
08/2023	$17,011	$25,081	$17,778
09/2023	$16,263	$23,885	$16,852
10/2023	$15,153	$23,383	$15,847
11/2023	$16,320	$25,518	$17,273
12/2023	$18,122	$26,678	$19,423
01/2024	$17,427	$27,126	$18,541
02/2024	$17,976	$28,574	$19,147
03/2024	$18,887	$29,494	$19,986
04/2024	$17,839	$28,289	$18,713
05/2024	$18,672	$29,692	$19,588
06/2024	$18,062	$30,757	$19,258
07/2024	$19,797	$31,132	$21,605
08/2024	$19,411	$31,887	$21,199
09/2024	$19,453	$32,568	$21,213
10/2024	$19,179	$32,272	$20,881
11/2024	$21,008	$34,167	$22,895
12/2024	$19,250	$33,352	$20,987
01/2025	$19,709	$34,281	$21,419
02/2025	$18,754	$33,834	$20,599
03/2025	$17,510	$31,928	$19,362
04/2025	$16,387	$31,711	$18,585
05/2025	$17,322	$33,707	$19,366
06/2025	$18,183	$35,421	$20,324
07/2025	$18,530	$36,216	$20,683
08/2025	$19,718	$36,950	$22,435
09/2025	$19,522	$38,299	$22,886
10/2025	$19,175	$39,196	$22,943

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	(0.02)%	12.51%	6.73%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(1.02)%	12.51%	6.73%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,673,083,680
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 28,397,221
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000004769
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Investor
Trading Symbol	AVPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 0.85% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,210	$10,030	$10,284
12/2015	$9,638	$9,872	$9,742
01/2016	$8,991	$9,382	$9,088
02/2016	$9,106	$9,369	$9,150
03/2016	$9,869	$10,005	$9,908
04/2016	$9,949	$10,043	$10,118
05/2016	$10,117	$10,224	$10,303
06/2016	$9,975	$10,250	$10,335
07/2016	$10,481	$10,628	$10,892
08/2016	$10,658	$10,643	$11,163
09/2016	$10,711	$10,645	$11,251
10/2016	$10,427	$10,451	$10,881
11/2016	$11,815	$10,838	$12,325
12/2016	$12,177	$11,052	$12,834
01/2017	$12,228	$11,262	$12,743
02/2017	$12,351	$11,709	$12,927
03/2017	$12,296	$11,723	$12,818
04/2017	$12,305	$11,843	$12,868
05/2017	$11,867	$12,010	$12,467
06/2017	$12,237	$12,085	$12,904
07/2017	$12,296	$12,333	$12,985
08/2017	$11,949	$12,371	$12,666
09/2017	$12,802	$12,626	$13,563
10/2017	$12,975	$12,921	$13,581
11/2017	$13,317	$13,317	$13,974
12/2017	$13,194	$13,465	$13,840
01/2018	$13,474	$14,236	$14,011
02/2018	$12,805	$13,711	$13,310
03/2018	$12,920	$13,363	$13,475
04/2018	$13,035	$13,414	$13,709
05/2018	$13,664	$13,737	$14,506
06/2018	$13,744	$13,822	$14,594
07/2018	$13,974	$14,336	$14,852
08/2018	$14,383	$14,803	$15,205
09/2018	$14,034	$14,887	$14,828
10/2018	$12,550	$13,870	$13,500
11/2018	$12,740	$14,153	$13,718
12/2018	$11,098	$12,765	$12,060
01/2019	$12,425	$13,906	$13,379
02/2019	$12,984	$14,353	$13,899
03/2019	$12,448	$14,632	$13,498
04/2019	$13,123	$15,224	$14,009
05/2019	$11,744	$14,257	$12,865
06/2019	$12,655	$15,262	$13,684
07/2019	$12,782	$15,481	$13,706
08/2019	$11,865	$15,236	$12,941
09/2019	$12,505	$15,521	$13,605
10/2019	$12,759	$15,857	$13,935
11/2019	$13,174	$16,433	$14,261
12/2019	$13,658	$16,928	$14,761
01/2020	$12,914	$16,922	$13,964
02/2020	$11,537	$15,529	$12,607
03/2020	$8,402	$13,611	$9,497
04/2020	$9,604	$15,356	$10,668
05/2020	$10,078	$16,087	$10,975
06/2020	$10,266	$16,407	$11,292
07/2020	$10,629	$17,332	$11,525
08/2020	$11,115	$18,578	$12,146
09/2020	$10,588	$17,872	$11,581
10/2020	$11,063	$17,397	$11,995
11/2020	$13,108	$19,301	$14,311
12/2020	$14,164	$20,043	$15,445
01/2021	$14,441	$19,841	$16,257
02/2021	$16,027	$20,388	$17,785
03/2021	$16,929	$21,281	$18,714
04/2021	$17,330	$22,416	$19,092
05/2021	$17,790	$22,573	$19,687
06/2021	$17,330	$23,100	$19,567
07/2021	$16,941	$23,649	$18,867
08/2021	$17,183	$24,368	$19,372
09/2021	$16,959	$23,234	$18,984
10/2021	$17,560	$24,862	$19,708
11/2021	$17,118	$24,690	$19,035
12/2021	$18,091	$25,797	$19,811
01/2022	$17,289	$24,462	$18,656
02/2022	$17,753	$23,729	$18,965
03/2022	$17,938	$24,610	$19,336
04/2022	$16,601	$22,464	$17,835
05/2022	$17,170	$22,505	$18,177
06/2022	$15,303	$20,648	$16,382
07/2022	$16,826	$22,552	$17,968
08/2022	$16,382	$21,632	$17,400
09/2022	$14,634	$19,640	$15,626
10/2022	$16,892	$21,230	$17,594
11/2022	$17,733	$22,416	$18,131
12/2022	$16,633	$21,125	$16,942
01/2023	$18,235	$22,452	$18,558
02/2023	$18,062	$21,904	$18,130
03/2023	$16,932	$22,708	$16,830
04/2023	$16,492	$23,063	$16,411
05/2023	$16,084	$23,163	$16,088
06/2023	$17,654	$24,693	$17,366
07/2023	$18,839	$25,487	$18,676
08/2023	$18,109	$25,081	$17,778
09/2023	$17,324	$23,885	$16,852
10/2023	$16,147	$23,383	$15,847
11/2023	$17,403	$25,518	$17,273
12/2023	$19,344	$26,678	$19,423
01/2024	$18,603	$27,126	$18,541
02/2024	$19,204	$28,574	$19,147
03/2024	$20,200	$29,494	$19,986
04/2024	$19,080	$28,289	$18,713
05/2024	$19,986	$29,692	$19,588
06/2024	$19,352	$30,757	$19,258
07/2024	$21,229	$31,132	$21,605
08/2024	$20,825	$31,887	$21,199
09/2024	$20,883	$32,568	$21,213
10/2024	$20,603	$32,272	$20,881
11/2024	$22,587	$34,167	$22,895
12/2024	$20,707	$33,352	$20,987
01/2025	$21,218	$34,281	$21,419
02/2025	$20,205	$33,834	$20,599
03/2025	$18,870	$31,928	$19,362
04/2025	$17,678	$31,711	$18,585
05/2025	$18,700	$33,707	$19,366
06/2025	$19,641	$35,421	$20,324
07/2025	$20,035	$36,216	$20,683
08/2025	$21,334	$36,950	$22,435
09/2025	$21,137	$38,299	$22,886
10/2025	$20,779	$39,196	$22,943

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	0.85%	13.44%	7.59%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,673,083,680
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 28,397,221
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000004768
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R5
Trading Symbol	AVFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 1.17% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$250,000	$250,000	$250,000
11/2015	$255,265	$250,743	$257,107
12/2015	$241,063	$246,789	$243,554
01/2016	$224,964	$234,542	$227,192
02/2016	$227,754	$234,226	$228,741
03/2016	$246,966	$250,115	$247,701
04/2016	$249,006	$251,085	$252,947
05/2016	$253,299	$255,594	$257,584
06/2016	$249,864	$256,256	$258,368
07/2016	$262,529	$265,704	$272,307
08/2016	$267,144	$266,077	$279,075
09/2016	$268,540	$266,127	$281,274
10/2016	$261,349	$261,273	$272,029
11/2016	$296,338	$270,949	$308,135
12/2016	$305,506	$276,304	$320,860
01/2017	$306,833	$281,545	$318,569
02/2017	$309,929	$292,724	$323,179
03/2017	$308,712	$293,065	$320,443
04/2017	$309,044	$296,075	$321,704
05/2017	$298,098	$300,242	$311,686
06/2017	$307,386	$302,116	$322,590
07/2017	$309,044	$308,328	$324,631
08/2017	$300,420	$309,272	$316,652
09/2017	$321,870	$315,652	$339,072
10/2017	$326,293	$323,018	$339,517
11/2017	$335,028	$332,924	$349,342
12/2017	$332,012	$336,626	$346,008
01/2018	$339,038	$355,899	$350,272
02/2018	$322,443	$342,782	$332,759
03/2018	$325,350	$334,071	$336,874
04/2018	$328,378	$335,353	$342,714
05/2018	$344,246	$343,428	$362,651
06/2018	$346,426	$345,542	$364,847
07/2018	$352,362	$358,401	$371,289
08/2018	$362,658	$370,080	$380,133
09/2018	$353,936	$372,186	$370,701
10/2018	$316,629	$346,747	$337,510
11/2018	$321,474	$353,813	$342,952
12/2018	$280,126	$319,116	$301,498
01/2019	$313,640	$347,660	$334,475
02/2019	$327,884	$358,823	$347,476
03/2019	$314,478	$365,796	$337,457
04/2019	$331,654	$380,607	$350,218
05/2019	$296,883	$356,420	$321,613
06/2019	$320,064	$381,539	$342,097
07/2019	$323,276	$387,022	$342,648
08/2019	$300,095	$380,892	$323,525
09/2019	$316,573	$388,018	$340,137
10/2019	$322,996	$396,423	$348,376
11/2019	$333,609	$410,813	$356,532
12/2019	$345,991	$423,212	$369,015
01/2020	$327,219	$423,046	$349,111
02/2020	$292,379	$388,221	$315,187
03/2020	$213,027	$340,271	$237,423
04/2020	$243,459	$383,891	$266,710
05/2020	$255,689	$402,175	$274,365
06/2020	$260,382	$410,173	$282,309
07/2020	$269,625	$433,301	$288,132
08/2020	$282,140	$464,447	$303,654
09/2020	$268,914	$446,800	$289,524
10/2020	$281,002	$434,917	$299,879
11/2020	$332,908	$482,525	$357,776
12/2020	$359,992	$501,078	$386,117
01/2021	$367,023	$496,019	$406,431
02/2021	$407,484	$509,696	$444,614
03/2021	$430,584	$532,019	$467,849
04/2021	$440,771	$560,412	$477,312
05/2021	$452,680	$564,326	$492,166
06/2021	$441,202	$577,500	$489,184
07/2021	$431,302	$591,219	$471,673
08/2021	$437,615	$609,195	$484,303
09/2021	$432,019	$580,862	$474,601
10/2021	$447,515	$621,558	$492,697
11/2021	$436,467	$617,251	$475,867
12/2021	$461,346	$644,914	$495,273
01/2022	$440,917	$611,542	$466,397
02/2022	$452,821	$593,231	$474,114
03/2022	$457,647	$615,257	$483,391
04/2022	$423,705	$561,606	$445,877
05/2022	$438,343	$562,636	$454,434
06/2022	$390,729	$516,194	$409,542
07/2022	$429,818	$563,789	$449,193
08/2022	$418,558	$540,797	$434,988
09/2022	$374,160	$490,990	$390,662
10/2022	$431,909	$530,742	$439,843
11/2022	$453,464	$560,402	$453,281
12/2022	$425,452	$528,114	$423,541
01/2023	$466,613	$561,298	$463,958
02/2023	$462,250	$547,603	$453,262
03/2023	$433,608	$567,708	$420,759
04/2023	$422,417	$576,569	$410,266
05/2023	$411,985	$579,075	$402,196
06/2023	$452,387	$617,337	$434,146
07/2023	$482,735	$637,169	$466,907
08/2023	$464,147	$627,025	$444,447
09/2023	$444,230	$597,129	$421,299
10/2023	$414,261	$584,574	$396,168
11/2023	$446,696	$637,960	$431,829
12/2023	$496,432	$666,943	$485,575
01/2024	$477,722	$678,151	$463,518
02/2024	$493,248	$714,361	$478,682
03/2024	$518,726	$737,345	$499,661
04/2024	$490,262	$707,229	$467,823
05/2024	$513,750	$742,296	$489,702
06/2024	$497,627	$768,931	$481,449
07/2024	$545,996	$778,291	$540,124
08/2024	$535,645	$797,170	$529,986
09/2024	$537,437	$814,195	$530,324
10/2024	$530,470	$806,812	$522,028
11/2024	$581,626	$854,172	$572,381
12/2024	$533,228	$833,810	$524,687
01/2025	$546,640	$857,030	$535,464
02/2025	$520,681	$845,847	$514,965
03/2025	$486,503	$798,189	$484,061
04/2025	$456,002	$792,776	$464,623
05/2025	$482,393	$842,677	$484,141
06/2025	$506,837	$885,530	$508,099
07/2025	$517,004	$905,404	$517,072
08/2025	$550,750	$923,757	$560,866
09/2025	$545,991	$957,475	$572,140
10/2025	$536,689	$979,893	$573,575

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	1.17%	13.82%	7.94%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,673,083,680
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 28,397,221
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000180103
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R6
Trading Symbol	AASRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 1.21% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,211	$10,030	$10,284
12/2015	$9,643	$9,872	$9,742
01/2016	$8,999	$9,382	$9,088
02/2016	$9,110	$9,369	$9,150
03/2016	$9,879	$10,005	$9,908
04/2016	$9,960	$10,043	$10,118
05/2016	$10,132	$10,224	$10,303
06/2016	$9,995	$10,250	$10,335
07/2016	$10,501	$10,628	$10,892
08/2016	$10,686	$10,643	$11,163
09/2016	$10,742	$10,645	$11,251
10/2016	$10,454	$10,451	$10,881
11/2016	$11,853	$10,838	$12,325
12/2016	$12,220	$11,052	$12,834
01/2017	$12,273	$11,262	$12,743
02/2017	$12,397	$11,709	$12,927
03/2017	$12,348	$11,723	$12,818
04/2017	$12,362	$11,843	$12,868
05/2017	$11,924	$12,010	$12,467
06/2017	$12,291	$12,085	$12,904
07/2017	$12,357	$12,333	$12,985
08/2017	$12,012	$12,371	$12,666
09/2017	$12,875	$12,626	$13,563
10/2017	$13,052	$12,921	$13,581
11/2017	$13,401	$13,317	$13,974
12/2017	$13,285	$13,465	$13,840
01/2018	$13,566	$14,236	$14,011
02/2018	$12,897	$13,711	$13,310
03/2018	$13,018	$13,363	$13,475
04/2018	$13,135	$13,414	$13,709
05/2018	$13,774	$13,737	$14,506
06/2018	$13,862	$13,822	$14,594
07/2018	$14,094	$14,336	$14,852
08/2018	$14,511	$14,803	$15,205
09/2018	$14,162	$14,887	$14,828
10/2018	$12,669	$13,870	$13,500
11/2018	$12,863	$14,153	$13,718
12/2018	$11,214	$12,765	$12,060
01/2019	$12,550	$13,906	$13,379
02/2019	$13,120	$14,353	$13,899
03/2019	$12,583	$14,632	$13,498
04/2019	$13,271	$15,224	$14,009
05/2019	$11,879	$14,257	$12,865
06/2019	$12,807	$15,262	$13,684
07/2019	$12,935	$15,481	$13,706
08/2019	$12,013	$15,236	$12,941
09/2019	$12,667	$15,521	$13,605
10/2019	$12,924	$15,857	$13,935
11/2019	$13,349	$16,433	$14,261
12/2019	$13,848	$16,928	$14,761
01/2020	$13,097	$16,922	$13,964
02/2020	$11,702	$15,529	$12,607
03/2020	$8,530	$13,611	$9,497
04/2020	$9,743	$15,356	$10,668
05/2020	$10,233	$16,087	$10,975
06/2020	$10,420	$16,407	$11,292
07/2020	$10,796	$17,332	$11,525
08/2020	$11,292	$18,578	$12,146
09/2020	$10,762	$17,872	$11,581
10/2020	$11,246	$17,397	$11,995
11/2020	$13,330	$19,301	$14,311
12/2020	$14,407	$20,043	$15,445
01/2021	$14,694	$19,841	$16,257
02/2021	$16,315	$20,388	$17,785
03/2021	$17,240	$21,281	$18,714
04/2021	$17,648	$22,416	$19,092
05/2021	$18,125	$22,573	$19,687
06/2021	$17,665	$23,100	$19,567
07/2021	$17,274	$23,649	$18,867
08/2021	$17,521	$24,368	$19,372
09/2021	$17,303	$23,234	$18,984
10/2021	$17,924	$24,862	$19,708
11/2021	$17,476	$24,690	$19,035
12/2021	$18,471	$25,797	$19,811
01/2022	$17,659	$24,462	$18,656
02/2022	$18,136	$23,729	$18,965
03/2022	$18,329	$24,610	$19,336
04/2022	$16,970	$22,464	$17,835
05/2022	$17,556	$22,505	$18,177
06/2022	$15,648	$20,648	$16,382
07/2022	$17,215	$22,552	$17,968
08/2022	$16,763	$21,632	$17,400
09/2022	$14,985	$19,640	$15,626
10/2022	$17,305	$21,230	$17,594
11/2022	$18,168	$22,416	$18,131
12/2022	$17,045	$21,125	$16,942
01/2023	$18,695	$22,452	$18,558
02/2023	$18,520	$21,904	$18,130
03/2023	$17,365	$22,708	$16,830
04/2023	$16,924	$23,063	$16,411
05/2023	$16,505	$23,163	$16,088
06/2023	$18,125	$24,693	$17,366
07/2023	$19,341	$25,487	$18,676
08/2023	$18,596	$25,081	$17,778
09/2023	$17,798	$23,885	$16,852
10/2023	$16,597	$23,383	$15,847
11/2023	$17,897	$25,518	$17,273
12/2023	$19,888	$26,678	$19,423
01/2024	$19,138	$27,126	$18,541
02/2024	$19,761	$28,574	$19,147
03/2024	$20,790	$29,494	$19,986
04/2024	$19,649	$28,289	$18,713
05/2024	$20,591	$29,692	$19,588
06/2024	$19,944	$30,757	$19,258
07/2024	$21,884	$31,132	$21,605
08/2024	$21,469	$31,887	$21,199
09/2024	$21,540	$32,568	$21,213
10/2024	$21,261	$32,272	$20,881
11/2024	$23,312	$34,167	$22,895
12/2024	$21,380	$33,352	$20,987
01/2025	$21,909	$34,281	$21,419
02/2025	$20,868	$33,834	$20,599
03/2025	$19,497	$31,928	$19,362
04/2025	$18,273	$31,711	$18,585
05/2025	$19,341	$33,707	$19,366
06/2025	$20,313	$35,421	$20,324
07/2025	$20,729	$36,216	$20,683
08/2025	$22,083	$36,950	$22,435
09/2025	$21,883	$38,299	$22,886
10/2025	$21,519	$39,196	$22,943

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	1.21%	13.86%	7.96%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,673,083,680
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 28,397,221
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
C000079123
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Y
Trading Symbol	ABSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 1.13% for the twelve months ended October 31, 2025, compared to the S&P 500® Index TR return of 21.45% and the Russell 2000® Value Index return of 9.87%.

• Broad market performance during the period was driven higher by expectations of Federal Reserve rate cuts, resilient corporate earnings and improving economic sentiment, despite early-year volatility and mixed macroeconomic data.

• The Fund’s emphasis on finding undervalued, high-quality small capitalization companies with above average earnings growth potential proved challenging amid unfavorable market conditions during the period.

• The Fund's holdings in the Information Technology, Utilities, and Industrials sectors contributed positively to performance during the period. Conversely, the Fund’s holdings in the Energy, Consumer Staples, and Health Care sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
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	Y	S&P 500® Index TR	Russell 2000® Value Index
10/2015	$100,000	$100,000	$100,000
11/2015	$102,089	$100,297	$102,843
12/2015	$96,415	$98,715	$97,421
01/2016	$89,944	$93,817	$90,877
02/2016	$91,073	$93,690	$91,497
03/2016	$98,760	$100,046	$99,080
04/2016	$99,585	$100,434	$101,179
05/2016	$101,279	$102,237	$103,034
06/2016	$99,889	$102,502	$103,347
07/2016	$104,927	$106,282	$108,923
08/2016	$106,795	$106,431	$111,630
09/2016	$107,316	$106,451	$112,510
10/2016	$104,493	$104,509	$108,812
11/2016	$118,434	$108,380	$123,254
12/2016	$122,075	$110,522	$128,344
01/2017	$122,612	$112,618	$127,428
02/2017	$123,864	$117,090	$129,271
03/2017	$123,372	$117,226	$128,177
04/2017	$123,462	$118,430	$128,682
05/2017	$119,123	$120,097	$124,674
06/2017	$122,791	$120,846	$129,036
07/2017	$123,462	$123,331	$129,852
08/2017	$119,972	$123,709	$126,661
09/2017	$128,561	$126,261	$135,629
10/2017	$130,306	$129,207	$135,807
11/2017	$133,795	$133,170	$139,737
12/2017	$132,630	$134,650	$138,403
01/2018	$135,425	$142,360	$140,109
02/2018	$128,756	$137,113	$133,103
03/2018	$129,933	$133,628	$134,750
04/2018	$131,110	$134,141	$137,085
05/2018	$137,435	$137,371	$145,060
06/2018	$138,318	$138,217	$145,939
07/2018	$140,622	$143,360	$148,515
08/2018	$144,790	$148,032	$152,053
09/2018	$141,308	$148,874	$148,280
10/2018	$126,354	$138,699	$135,004
11/2018	$128,315	$141,525	$137,181
12/2018	$111,812	$127,646	$120,599
01/2019	$125,167	$139,064	$133,790
02/2019	$130,825	$143,529	$138,990
03/2019	$125,506	$146,318	$134,983
04/2019	$132,296	$152,243	$140,087
05/2019	$118,433	$142,568	$128,645
06/2019	$127,656	$152,616	$136,839
07/2019	$128,958	$154,809	$137,059
08/2019	$119,678	$152,357	$129,410
09/2019	$126,242	$155,207	$136,055
10/2019	$128,788	$158,569	$139,351
11/2019	$133,032	$164,325	$142,613
12/2019	$137,940	$169,285	$147,606
01/2020	$130,453	$169,218	$139,644
02/2020	$116,572	$155,288	$126,075
03/2020	$84,953	$136,108	$94,969
04/2020	$97,048	$153,557	$106,684
05/2020	$101,886	$160,870	$109,746
06/2020	$103,786	$164,069	$112,923
07/2020	$107,472	$173,320	$115,253
08/2020	$112,425	$185,779	$121,462
09/2020	$107,127	$178,720	$115,810
10/2020	$111,965	$173,967	$119,952
11/2020	$132,641	$193,010	$143,110
12/2020	$143,397	$200,431	$154,447
01/2021	$146,185	$198,407	$162,572
02/2021	$162,273	$203,879	$177,846
03/2021	$171,508	$212,808	$187,140
04/2021	$175,573	$224,165	$190,925
05/2021	$180,278	$225,730	$196,866
06/2021	$175,689	$231,000	$195,673
07/2021	$171,740	$236,488	$188,669
08/2021	$174,237	$243,678	$193,721
09/2021	$172,030	$232,345	$189,840
10/2021	$178,187	$248,623	$197,079
11/2021	$173,715	$246,900	$190,347
12/2021	$183,656	$257,966	$198,109
01/2022	$175,507	$244,617	$186,559
02/2022	$180,201	$237,292	$189,646
03/2022	$182,157	$246,103	$193,356
04/2022	$168,661	$224,642	$178,351
05/2022	$174,464	$225,054	$181,774
06/2022	$155,492	$206,478	$163,817
07/2022	$171,008	$225,516	$179,677
08/2022	$166,510	$216,319	$173,995
09/2022	$148,842	$196,396	$156,265
10/2022	$171,856	$212,297	$175,937
11/2022	$180,397	$224,161	$181,313
12/2022	$169,277	$211,246	$169,416
01/2023	$185,619	$224,519	$185,583
02/2023	$183,923	$219,041	$181,305
03/2023	$172,438	$227,083	$168,304
04/2023	$167,967	$230,627	$164,107
05/2023	$163,804	$231,630	$160,879
06/2023	$179,838	$246,935	$173,658
07/2023	$191,940	$254,868	$186,763
08/2023	$184,540	$250,810	$177,779
09/2023	$176,600	$238,852	$168,520
10/2023	$164,652	$233,830	$158,467
11/2023	$177,525	$255,184	$172,732
12/2023	$197,359	$266,777	$194,230
01/2024	$189,833	$271,260	$185,407
02/2024	$196,064	$285,744	$191,473
03/2024	$206,179	$294,938	$199,864
04/2024	$194,850	$282,891	$187,129
05/2024	$204,156	$296,919	$195,881
06/2024	$197,763	$307,573	$192,580
07/2024	$216,941	$311,316	$216,050
08/2024	$212,814	$318,868	$211,994
09/2024	$213,542	$325,678	$212,130
10/2024	$210,710	$322,725	$208,811
11/2024	$231,021	$341,669	$228,952
12/2024	$211,860	$333,524	$209,875
01/2025	$217,143	$342,812	$214,186
02/2025	$206,752	$338,339	$205,986
03/2025	$193,192	$319,275	$193,625
04/2025	$181,040	$317,110	$185,849
05/2025	$191,607	$337,071	$193,657
06/2025	$201,205	$354,212	$203,240
07/2025	$205,255	$362,161	$206,829
08/2025	$218,728	$369,503	$224,346
09/2025	$216,703	$382,990	$228,856
10/2025	$213,092	$391,957	$229,430

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	1.13%	13.74%	7.86%
S&P 500® Index TR	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,673,083,680
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 28,397,221
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,673,083,680
# of Portfolio Holdings	425
Portfolio Turnover Rate	75%
Total Management Fees Paid	$28,397,221

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.7
Foreign Common Stocks	3.5
Investment Companies	3.0
Securities Lending Collateral	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.6
Consumer Staples	2.1
Utilities	3.3
Health Care	3.8
Real Estate	4.2
Energy	6.8
Materials	6.9
Information Technology	12.8
Consumer Discretionary	13.5
Industrials	21.8
Financials	23.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

EnerSys	1.1
Standex International Corp.	1.1
PotlatchDeltic Corp.	1.0
Avnet, Inc.	1.0
F5, Inc.	1.0
Ciena Corp.	1.0
Lumentum Holdings, Inc.	1.0
Coherent Corp.	1.0
Seacoast Banking Corp. of Florida	1.0
Tower Semiconductor Ltd.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]